REGISTRATION NO.  333- _________.



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  [ ] PRE-EFFECTIVE AMENDMENT NO. _____ [ ] POST-EFFECTIVE AMENDMENT NO. _____

                        (CHECK APPROPRIATE BOX OR BOXES)


                EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                              55 GREENS FARMS ROAD
                           WESTPORT, CONNECTICUT 06881

                  REGISTRANT'S TELEPHONE NUMBER: 1-877-833-7113

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                                  CURTIS BARNES
                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

                                    COPY TO:
                               JAMES D. ALT, ESQ.
                              DORSEY & WHITNEY LLP
                                   SUITE 1500
                              50 SOUTH SIXTH STREET
                          MINNEAPOLIS, MINNESOTA 55402

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS POSSIBLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON
               SEPTEMBER 23, 2002 (30 DAYS AFTER FILING) PURSUANT
                                  TO RULE 488.

 ------------------------------------------------------------------------------

THE TITLE OF THE SECURITIES BEING REGISTERED IS SHARES.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES OF THE REGISTRANT HAVE PREVIOUSLY BEEN REGISTERED ON FORM N-1A (REGISTRATION NOS. 333-83423 AND 811-9491) PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE REGISTRANT'S RULE 24F-2 NOTICE FOR THE FISCAL YEAR ENDED DECEMBER 31, 2001 WAS FILED ON JULY 30, 2002. PURSUANT TO RULE 429 UNDER THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT RELATES TO THE SHARES PREVIOUSLY REGISTERED ON THE AFORESAID REGISTRATION STATEMENT ON FORM N-1A.

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                           USAZ STRATEGIC GROWTH FUND
                                AZOA GROWTH FUND
                         AZOA GLOBAL OPPORTUNITIES FUND
                             AZOA FIXED INCOME FUND
                          AZOA DIVERSIFIED ASSETS FUND

                              55 GREENS FARMS ROAD
                           WESTPORT, CONNECTICUT 06881

Dear Allianz Life and Preferred Life Variable Life Policy or Variable Annuity Contract Owner:

         The Board of Trustees of the mutual funds listed above (each, an "Acquired Fund"), each of which is a series of the USAllianz Variable Insurance Products Trust (the "VIP Trust"), is pleased to submit a proposal to reorganize each Acquired Fund into a comparable mutual fund (an "Acquiring Fund") which is another series of the VIP Trust (in the case of the first three Acquired Funds listed above) or which is a series of the PIMCO Variable Insurance Trust (in the case of the last two Acquired Funds listed above).

         As the owner of a variable life insurance or variable annuity contract issued by Allianz Life Insurance Company of North America or Preferred Life Insurance Company of New York (a "Contract Owner"), you are an indirect participant in one or more of the Acquired Funds. Accordingly, we are asking you to indicate whether you approve or disapprove of the proposed reorganizations with respect to the Acquired Fund or Funds in which you participate by completing and returning the enclosed voting instruction form.

         The proposed reorganizations are being undertaken for two reasons. First, Allianz of America, Inc., which is the investment adviser to the AZOA funds listed above, has determined to exit the business of advising registered investment companies. In the case of these funds, the proposed reorganizations will enable you to continue your investment in a similar fund which is advised by another investment adviser. In each case, this investment adviser is part of the same corporate family as Allianz of America, Inc., though in some cases there are unaffiliated sub-advisers. Second, each of the Acquired Funds is relatively small. Thus, combining its assets with those of its corresponding Acquiring Fund may provide Contract Owners with the opportunity to benefit from potential efficiencies resulting from increased fund size.

         THE BOARD OF TRUSTEES OF THE VIP TRUST BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF EACH ACQUIRED FUND AND ITS SHAREHOLDERS AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

         The Board considered various factors in reviewing the proposed reorganizations on behalf of Acquired Fund shareholders, including, but not limited to, the following:

o The Board considered the fact that the respective Acquiring Funds have investment objectives and, except as described in the accompanying prospectus/proxy statement, investment policies that are substantially similar to those of their corresponding Acquired Funds. Thus, if the proposed reorganizations are approved, the fundamental nature of your investment will not change. (The similarities and differences between the Acquired Funds and their corresponding Acquiring Funds are discussed in detail in the accompanying prospectus/proxy statement, which you should read carefully.)

o Because the combinations will result in each reorganized fund having a larger asset base, the Board believes the reorganizations will provide Contract Owners with the opportunity to benefit from potential efficiencies resulting from increased fund size. Each of the Acquired Funds is relatively small, and the historic flow of funds into it does not provide a basis for believing that it can achieve significant growth in its current form.

o Contract Owners whose funds are invested in the Acquired Funds will not bear the expenses associated with the reorganizations. Instead, USAllianz Advisers, LLC or its affiliates will bear these expenses.

o The reorganizations are not expected to qualify as tax-free reorganizations for United States federal income tax purposes. However, if the Separate Accounts and such contracts and policies are properly structured under the insurance company provisions of federal tax law (as USAllianz Advisors, LLC believes is the case), the reorganizations will not be a taxable events for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the reorganizations being taxable or as a result of a judicial determination or administrative determination that the reorganizations, although treated by the parties as taxable, in fact were tax-free.

o                 In approving the proposed combinations, the Board noted that
                  (i) the after-waiver total expense ratio experienced by shareholders of AZOA Growth Fund will increase from 0.90% to 1.10% as a result of this fund's combination into USAZ Van Kampen Emerging Growth Fund, and (ii) the after-waiver total expense ratio experienced by shareholders of USAZ Strategic Growth Fund will increase from 1.10% to 1.25% as a result of this fund's combination into USAZ Van Kampen Aggressive Growth Fund. (Shareholders of the other Acquired Funds will experience decreased after-waiver total expense ratios.) However, the Board also noted that (a) the after-waiver total expense ratios of the Acquiring Funds in these two instances are within industry norms and are consistent with the fee structure established for the other funds of the Trust which will continue in operation following the proposed reorganization, and (b) the investment adviser for the USAZ Strategic Growth Fund is not obligated to continue the current fee waiver in effect beyond May 1, 2004 and the investment adviser for the AZOA Growth has no obligation to continue fee waivers. Without the fee waivers, these Acquired Funds would have higher total expense ratios than the after-waiver total expense ratios of their counterpart Acquiring Funds. However, if these Acquiring Funds' expense waivers were discontinued (which is not anticipated), their total expense ratios without waivers would be higher than the total expense ratios without waivers of their counterpart Acquired Funds.

         If the proposal is approved, each Acquiring Fund will acquire all of the assets of its corresponding Acquired Fund in exchange for newly-issued Acquiring Fund shares. These Acquiring Fund shares in turn will be distributed pro rata to Acquired Fund shareholders in complete liquidation of the Acquired Fund. In order to accomplish the proposed reorganizations, the Board of Trustees of the Acquired Funds submits for your approval an Agreement and Plan of Reorganization ("Plan") that relates to your Acquired Fund.

         Whether or not you plan to attend the meeting, please complete, sign and return the enclosed voting instructions form(s) so that your vote may be counted. A postage-paid envelope is enclosed for this purpose. If you are a Contract Owner with respect to more than one Acquired Fund, you will receive more than one voting instruction form and will need to vote your shares of each Fund. Following this letter is a Q&A summarizing the reorganizations and information on how you vote your shares. Please read the entire prospectus/proxy statement carefully before you vote.

         Thank you for your prompt attention and participation.

                                      Sincerely,


                                      /s/ Christopher Pinkerton
                                      -----------------------------------------
                                      Christopher Pinkerton
                                      President

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                                    PROXY Q&A

         The following is important information to help you understand the proposal on which you are being asked to vote. PLEASE READ THE ENTIRE PROSPECTUS/PROXY STATEMENT.

WHY IS THE REORGANIZATION BEING PROPOSED?

         For two reasons. First, Allianz of America, Inc., which is the investment adviser to four of the Acquired Funds, has determined to exit the business of advising registered investment companies. In the case of these funds, the proposed reorganization will enable you to continue your investment in a similar fund which is advised by another investment adviser. In each case, this investment adviser is part of the same corporate family as Allianz of America, Inc., though in some cases there are unaffiliated sub-advisers.

         Second, each of the Acquired Funds is relatively small, and the historic flow of funds into it does not provide a basis for believing that it can achieve significant growth in its current form. Thus, combining its assets with those of its corresponding Acquiring Fund may provide Contract Owners with the opportunity to benefit from potential efficiencies resulting from increased fund size.

         Your Board of Trustees has determined that the reorganization is in the best interests of Acquired Fund shareholders and recommends that you vote FOR the reorganization.

WILL THE EXPENSES OF THE FUND OR FUNDS IN WHICH I PARTICIPATE INCREASE AS A RESULT OF THE REORGANIZATION?

         The after-waiver total expense ratio experienced by shareholders of AZOA Growth Fund will increase from 0.90% to 1.10% as a result of this fund's combination into USAZ Van Kampen Emerging Growth Fund, and the after-waiver total expense ratio experienced by shareholders of USAZ Strategic Growth Fund will increase from 1.10% to 1.25% as a result of this fund's combination into USAZ Van Kampen Aggressive Growth Fund. However, in approving the proposed reorganization, the Board of Trustees of these two Acquired Funds noted that (a) the after-waiver total expense ratios of the Acquiring Funds in these instances are within industry norms and are consistent with the fee structure established for the other funds of the Trust which will continue in operation following the proposed reorganization, and (b) the investment adviser for the USAZ Strategic Growth Fund is not obligated to continue the current fee waiver in effect beyond May 1, 2004 and the investment adviser for the AZOA Growth has no obligation to continue fee waivers. Without the fee waivers, these Acquired Funds would have higher total expense ratios than the after-waiver total expense ratios of their counterpart Acquiring Funds. However, if these Acquiring Funds' expense waivers were discontinued (which is not anticipated), their total expense ratios without waivers would be higher than the total expense ratios without waivers of their counterpart Acquired Funds.

         Shareholders of the other Acquired Funds will experience decreased after-waiver total expense ratios as a result of the proposed reorganization.

WHO IS PAYING THE COST OF THE SHAREHOLDER MEETING AND OF THIS PROXY
SOLICITATION?

         Shareholders and Contract Owners of the Acquired Funds will NOT bear these expenses. Instead, USAllianz Advisers, LLC or its affiliate will bear these expenses.

WILL I INCUR TAXES AS A RESULT OF THE REORGANIZATION?

         The reorganization is not expected to qualify as a tax-free reorganizations for United States federal income tax purposes. However, if the Separate Accounts and such contracts and policies are properly structured under the insurance company provisions of federal tax law (as USAllianz Advisors, LLC believes is the case), the reorganization will not be a taxable event for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the reorganization being taxable or as a result of a judicial determination or administrative determination that the reorganization, although treated by the parties as taxable, in fact was tax-free.

WHEN WILL THE REORGANIZATIONS BECOME EFFECTIVE?

         If shareholder approval is obtained, the reorganizations is scheduled to be effective on or about November 8, 2002.

IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES?

         No. Upon shareholder approval of the reorganization the Acquired Fund shares that fund benefits under your variable annuity or variable life insurance contract automatically will be exchanged for shares of the corresponding Acquiring Fund. The total value of the Acquiring Fund shares that a shareholder receives in the reorganization will be the same as the total value of the Acquired Fund shares held by the shareholder immediately before the reorganization.

WHEN SHOULD I VOTE?

         Please vote as soon as possible, by completing, signing and returning the enclosed voting instruction form(s). A postage-paid envelope is enclosed for this purpose.

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                           USAZ STRATEGIC GROWTH FUND
                                AZOA GROWTH FUND
                         AZOA GLOBAL OPPORTUNITIES FUND
                             AZOA FIXED INCOME FUND
                          AZOA DIVERSIFIED ASSETS FUND

                              55 GREENS FARMS ROAD
                           WESTPORT, CONNECTICUT 06881

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

         A Special Meeting of Shareholders of each of the mutual funds listed above (each an "Acquired Fund") will be held on November 6, 2002, at 10:00 a.m., Eastern Time at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, for the following purposes:

                  1. TO APPROVE A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION ("PLAN") BETWEEN EACH ACQUIRED FUND, EACH OF WHICH IS A SERIES OF THE USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "VIP TRUST"), AND ANOTHER COMPARABLE MUTUAL FUND (EACH AN "ACQUIRING FUND") WHICH IS ANOTHER SERIES OF THE VIP TRUST (IN THE CASE OF THE FIRST THREE ACQUIRED FUNDS LISTED ABOVE) OR WHICH IS A SERIES OF THE PIMCO VARIABLE INSURANCE TRUST (IN THE CASE OF THE LAST TWO ACQUIRED FUNDS LISTED ABOVE). PURSUANT TO THE PLAN, THE APPLICABLE ACQUIRING FUND WOULD ACQUIRE ALL OF THE ASSETS OF THE CORRESPONDING ACQUIRED FUND IN EXCHANGE SOLELY FOR SHARES OF THE ACQUIRING FUND, WHICH WILL BE DISTRIBUTED PRO RATA BY THE ACQUIRED FUND TO ITS SHAREHOLDERS IN COMPLETE LIQUIDATION OF THE ACQUIRED FUND.

                  2. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

Dated:  August ___, 2002        By Order of the Board of Trustees,


                                /s/  Michael J. Radmer
                                ------------------------------------------------
                                Michael J. Radmer
                                Secretary

         Shareholders of record at the close of business on September 20, 2002 are entitled to vote at the meeting.

         Each Acquired Fund issues and sells its shares to Allianz Life Variable Account A and Allianz Life Variable Account B, which are separate accounts of Allianz Life Insurance Company of North America ("Allianz Life"), and to Preferred Life Variable Account C, which is a separate account of Preferred Life Insurance Company of New York ("Preferred Life"). (Allianz Life Variable Account A, Allianz Life Variable Account B, and Preferred Life Variable Account C are referred to together as the "Separate Accounts.") The Separate Accounts hold shares of mutual funds, including the Acquired Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Allianz Life and Preferred Life. As the owners of the assets held in the Separate Accounts, Allianz Life and Preferred Life are the sole shareholders of the Acquired Funds and are entitled to vote all of the shares of each Acquired Fund. However, pursuant to applicable laws, contracts, or other arrangements, Allianz Life and Preferred Life vote outstanding shares of the Acquired Funds in accordance with instructions received from the owners of the annuity and life insurance contracts. This Notice is being delivered to annuity and life insurance contract owners who, by virtue of their ownership of the contracts, beneficially owned shares of one or more of the Acquired Funds as of the record date, so that they may instruct Allianz Life and Preferred Life how to vote the shares of the Acquired Funds underlying their contracts.

         YOU CAN VOTE EASILY AND QUICKLY. JUST FOLLOW THE INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED VOTING INSTRUCTION FORM.

                           PROSPECTUS/PROXY STATEMENT

                                __________, 2002

                                ACQUIRING FUNDS:

                     USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
                      USAZ VAN KAMPEN EMERGING GROWTH FUND
                      USAZ TEMPLETON DEVELOPED MARKETS FUND
         (EACH A SERIES OF USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST)

                              55 GREENS FARMS ROAD
                           WESTPORT, CONNECTICUT 06881
                            TELEPHONE: 1-877-833-7113

                          PIMCO TOTAL RETURN PORTFOLIO
                  (A SERIES OF PIMCO VARIABLE INSURANCE TRUST)

                       840 NEWPORT CENTER DRIVE, SUITE 300
                         NEWPORT BEACH, CALIFORNIA 92660
                            TELEPHONE: 1-800-927-4648

                                 ACQUIRED FUNDS:

                           USAZ STRATEGIC GROWTH FUND
                                AZOA GROWTH FUND
                         AZOA GLOBAL OPPORTUNITIES FUND
                             AZOA FIXED INCOME FUND
                         AZOA DIVERSIFIED ASSETS FUND
            (EACH A SERIES OF USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST)

                              55 GREENS FARMS ROAD
                           WESTPORT, CONNECTICUT 06881
                           TELEPHONE: 1-877-833-7113

         This Prospectus/Proxy Statement describes a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which the shares of the mutual fund that currently serves as a funding vehicle for your variable annuity or variable life insurance contract (each an "Acquired Fund") would be exchanged for shares of a similar mutual fund (each an "Acquiring Fund"). The Acquiring Funds are named above and are series of USAllianz Variable Insurance Products Trust (the "VIP Trust") or of PIMCO Variable Insurance Trust (the "PIMCO Trust" or "PVIT"), as indicated above. The Acquired Funds also are named above and are series of the VIP Trust.

         The Acquired Funds issue and sell their shares to separate accounts of Allianz Life Insurance Company of North America ("Allianz Life") and Preferred Life Insurance Company of New York ("Preferred Life"). These separate accounts hold shares of mutual funds, including the Acquired Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Allianz Life and Preferred Life. Each separate account has subaccounts which invest in the different Acquired Funds and certain other mutual funds. Owners of the variable annuity and variable life insurance contracts issued by Allianz Life and Preferred Life

("Contract Owners") allocate the value of their contracts among these subaccounts. As such, Contract Owners may be indirect participants in the Acquired Funds. However, as the owners of the assets held in the separate accounts, Allianz Life and Preferred Life are the sole shareholders of the Acquired Funds.

         Each Acquired Fund and Acquiring Fund is a diversified portfolio of securities of an open-end management investment company. If the Plan is approved with respect to your Acquired Fund, an Acquiring Fund with substantially similar investment objectives and investment policies (except as described below) would acquire all of the assets of your Acquired Fund, and Acquiring Fund shares would be distributed pro rata by the Acquired Fund to the holders of its shares, in complete liquidation of the Acquired Fund. As a result of the Plan, each Acquired Fund shareholder would become the owner of Acquiring Fund shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Acquired Fund. For the name of the Acquiring Fund into which your Acquired Fund would be reorganized, see "Summary-About the Proposed Reorganization." For a comparison of the investment objectives of the Acquired Funds and the Acquiring Funds and a summary of their investment policies and strategies, see "Summary-Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the Acquired Funds and Acquiring Funds."

         THE BOARD OF TRUSTEES OF THE ACQUIRED FUNDS UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.

         You should retain this Prospectus/Proxy Statement for future reference. It sets forth concisely the information about each Acquiring Fund that a prospective investor should know before investing. Additional information is set forth in the Statement of Additional Information dated __________, 2002 relating to this Prospectus/Proxy Statement, which is incorporated herein by reference. A copy of the Statement of Additional Information has been filed with the Securities and Exchange Commission and is available without charge by writing or calling the VIP Trust at the address and telephone number shown above.

         The following documents, which include more information about the Acquiring and the Acquired Funds, also are incorporated by reference into this Prospectus/Proxy Statement. The prospectus for the Acquiring Fund accompanies this Prospectus/Proxy Statement and gives a detailed description of Acquiring Fund policies, strategies and limitations. In addition, the following documents have been filed with the Securities and Exchange Commission and are available without charge by writing or calling the Acquiring Funds at the address and telephone numbers shown above:

o Prospectus dated May 1, 2002 for the shares of the VIP Trust (SEC File Nos. 811-09491/333-83423).

o Prospectus dated May 1, 2002 for the shares of the PIMCO Trust (SEC File Nos. 811-08399/333-37115).

o The VIP Trust's Annual Report for the fiscal year ended December 31, 2001, filed with the SEC on March
         5, 2002 (SEC File No. 811-09491).

o The PIMCO Trust's Annual Report for its Total Return Portfolio (then known as Total Return Bond Portfolio), Administrative Class Shares, for the fiscal year ended December 31, 2001, filed with the SEC on March 7, 2002 (SEC File No. 811-08399).

         This Prospectus/Proxy Statement was first mailed to Contract Owners the week of September 30, 2002.

         THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                                                           Page

SUMMARY........................................................................1
         About the Proposed Reorganization.....................................1
         Comparative Fee Tables................................................1
         Comparison of Investment Objectives, Policies, Strategies and
         Principal Risks of the Acquired Funds and Acquiring Funds.............4
         Comparison of Potential Risks and Rewards:  Performance Information..12
         Comparison of Operations.............................................20
         Tax Consequences.....................................................22

INFORMATION ABOUT THE REORGANIZATION..........................................22
         Considerations by the Board of Trustees of the Acquired Funds........22
         Description of the Plan of Reorganization............................24
         Federal Income Tax Consequences......................................25
         Comparative Information on Shareholder Rights and Obligations........26
         Capitalization.......................................................27

INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS..................28
         Acquiring Funds......................................................28
         Acquired Funds.......................................................29

VOTING INFORMATION............................................................29
         Outstanding Shares and Voting Requirements...........................30
         Other Matters........................................................31
         Board Recommendation.................................................31

FORM OF AGREEMENT AND PLAN OF REORGANIZATION - APPENDIX A....................A-1

                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement or incorporated by reference therein, and to the Plan. A form of the Plan is attached as Appendix A to this Prospectus/Proxy Statement.

ABOUT THE PROPOSED REORGANIZATIONS

         The Board of Trustees of the USAllianz Variable Insurance Products Trust (the "VIP Trust") has voted to recommend approval of the Plan to shareholders of each Acquired Fund, each of which is a series of the VIP Trust. Under the Plan, each Acquiring Fund would acquire all of the assets of the corresponding Acquired Fund in exchange for the Acquiring Fund's shares, which then will be distributed pro rata by the Acquired Fund to its shareholders in complete liquidation and dissolution of the Acquired Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of an Acquired Fund will become the owner of shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of such shareholder's holdings in the Acquired Fund on the date of the Reorganization.

         The Reorganization is not expected to qualify as a tax-free reorganization for United States federal income tax purposes. However, if the Separate Accounts and such contracts and policies are properly structured under the insurance company provisions of federal tax law (as USAllianz Advisors, LLC believes is the case), the Reorganization will not be a taxable event for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the Reorganization being taxable or as a result of a judicial determination or administrative determination that the Reorganization, although treated by the parties as taxable, in fact was tax-free.

         The following chart shows the Acquiring Fund into which each Acquired Fund will be reorganized if the Reorganization is approved. Each Acquired Fund, and each Acquiring Fund which is a series of the VIP Trust, offers a single class of shares. PVIT Total Return Portfolio, which is the Acquiring Fund with respect to two of the Acquired Funds, offers both Administrative Class and Institutional Class shares. Shareholders of these two Acquired Funds will receive Administrative Class shares of PVIT Total Return Portfolio in the Reorganization. These shares are similar to the Acquired Fund shares in that both Acquired Fund shares and the Acquiring Fund's Administrative Class shares are offered without a front-end or contingent deferred sales charge. However, Acquired Fund shares bear a 25 basis point 12b-1 fee and no shareholder servicing fee, whereas the Acquiring Fund's Administrative Class shares bear no 12b-1 fee and a 15 basis point shareholder servicing fee.

       ACQUIRED FUND                   CORRESPONDING ACQUIRING FUND

   USAZ Strategic Growth Fund     USAZ Van Kampen Aggressive Growth Fund
   AZOA Growth Fund               USAZ Van Kampen Emerging Growth Fund
   AZOA Global Opportunities Fund USAZ Templeton Developed Markets Fund
   AZOA Fixed Income Fund         PVIT Total Return Portfolio
   AZOA Diversified Assets Fund   PVIT Total Return Portfolio

COMPARATIVE FEE TABLES

         The Acquired Funds and the Acquiring Funds, like all mutual funds, incur certain expenses in their operations, and shareholders pay these expenses indirectly. These expenses include management fees as well as the costs of maintaining accounts, administration, and other activities. The following tables
(a) compare the fees and expenses as of December 31, 2001 for each Acquired Fund and its corresponding Acquiring Fund, and (b) show the estimated fees and expenses for the Acquiring Funds on a pro forma basis as of that date after giving effect to the Reorganization. The tables do not reflect the fees and expenses associated with the variable annuity and variable life insurance contracts for which the Acquired Funds and Acquiring Funds serve as investment vehicles.

                                                                                                 USAZ VAN KAMPEN
                                                                          USAZ VAN KAMPEN       AGGRESSIVE GROWTH
                                                   USAZ STRATEGIC            AGGRESSIVE           FUND ESTIMATED
                                                     GROWTH FUND            GROWTH FUND              COMBINED

SHAREHOLDER FEES

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on

   Purchases..................................          None                    None                   None
Maximum Deferred Sales Charge (Load)..........          None                    None                   None

ANNUAL FUND OPERATING EXPENSES

Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fees...............................           0.95%                 0.90%                   0.90%
Distribution and/or Service (12b-1) Fees......           0.25%                 0.25%                   0.25%
Other Expenses................................           4.15%                 6.44%                   1.44%
Total Annual Fund Operating Expenses..........           5.35%(1)              7.59%(2)                2.59%(2)

              .........
(1)      Expenses net of waivers/reimbursements are 1.10%
(2)      Expenses net of waivers/reimbursements are 1.25%

                                                                                                 USAZ VAN KAMPEN
                                                                          USAZ VAN KAMPEN        EMERGING GROWTH
                                                        AZOA                  EMERGING            FUND ESTIMATED
                                                     GROWTH FUND            GROWTH FUND              COMBINED

SHAREHOLDER FEES

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on

   Purchases..................................          None                    None                   None
Maximum Deferred Sales Charge (Load)..........          None                    None                   None

ANNUAL FUND OPERATING EXPENSES

Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fees...............................           0.75%                 0.85%                   0.85%
Distribution and/or Service (12b-1) Fees......           0.25%                 0.25%                   0.25%
Other Expenses................................           1.24%                 2.71%                   0.66%
Total Annual Fund Operating Expenses..........           2.24%(1)              3.81%(2)                1.76%(2)
                  .........
(1)      Expenses net of waivers/reimbursements are 0.90%
(2)      Expenses net of waivers/reimbursements are 1.10%



                                                                                                  USAZ TEMPLETON
                                                                           USAZ TEMPLETON       DEVELOPED MARKETS
                                                     AZOA GLOBAL             DEVELOPED            FUND ESTIMATED
                                                 OPPORTUNITIES FUND         MARKETS FUND             COMBINED

SHAREHOLDER FEES

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on

   Purchases..................................          None                    None                   None
Maximum Deferred Sales Charge (Load)..........          None                    None                   None

ANNUAL FUND OPERATING EXPENSES

Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fees...............................           0.95%                 0.88%                   0.88%
Distribution and/or Service (12b-1) Fees......           0.25%                 0.25%                   0.25%
Other Expenses................................           1.58%                 2.43%                   1.20%
Total Annual Fund Operating Expenses..........           2.78%(1)              3.56%(2)                2.33%(2)
                  .........
(1)      Expenses net of waivers/reimbursements are 1.50%
(2)      Expenses net of waivers/reimbursements are 1.25%

                                                                                                          PVIT
                                                                                                      TOTAL RETURN
                                                                       AZOA             PVIT           PORTFOLIO
                                                  AZOA FIXED       DIVERSIFIED      TOTAL RETURN       ESTIMATED
                                                  INCOME FUND      ASSETS FUND      PORTFOLIO(1)     COMBINED(1)(2)

SHAREHOLDER FEES

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on

   Purchases..................................       None              None             None              None
Maximum Deferred Sales Charge (Load)..........       None              None             None              None

ANNUAL FUND OPERATING EXPENSES

Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fees...............................        0.50%           0.55%             0.25%            0.25%
Distribution and/or Service (12b-1) Fees......        0.25%           0.25%             0.15%            0.15%
Other Expenses................................        0.88%           1.06%             0.25%            0.25%
Total Annual Fund Operating Expenses..........        1.63%(3)        1.86%(4)          0.65%            0.65%

                  .........
(1)      Adminstrative Class shares.
(2) If only AZOA Fixed Income Fund or only AZOA Diversified Assets Fund completed its reorganization into PVIT Total Return Portfolio, the "Estimated Combined" figures set forth in this table would not change.

(3)      Expenses net of waivers/reimbursements are 0.75%
(4)      Expenses net of waivers/reimbursements are 0.99%

EXAMPLES

         The following examples are intended to help you compare the cost of investing in each Acquired Fund with the cost of investing in the corresponding Acquiring Fund. The examples are based on the expense tables above.

         The figures set forth in the examples below with respect to PVIT Total Return Portfolio pertain to that fund's Administrative Class shares. If only AZOA Fixed Income Fund or only AZOA Diversified Assets Fund completed its reorganization into PVIT Total Return Portfolio, the "Pro Forma Combined" figures set forth in the examples below pertaining to those reorganizations would not change.

         The examples assume that a shareholder invests $10,000 in each fund for the time periods indicated and then redeems all of the shareholder's shares at the end of those periods. Each example assumes that a shareholder's investment has a 5% return each year, that the fund's operating expenses remain the same and that all dividends and distributions are reinvested. The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                    ------      -------     -------     --------
USAZ Strategic Growth Fund......................................     $112         $350        $606        $1340
USAZ Van Kampen Aggressive Growth Fund..........................     $127         $397        $686        $1511
Pro Forma Combined..............................................     $127         $397        $686        $1511
                                                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                    ------      -------     -------     --------
AZOA Growth Fund................................................      $92         $287        $498        $1108
USAZ Van Kampen Emerging Growth Fund............................     $112         $350        $606        $1340
Pro Forma Combined..............................................     $112         $350        $606        $1340
                                                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                    ------      -------     -------     --------
AZOA Global Opportunities Fund..................................     $153         $474        $818        $1791
USAZ Van Kampen Developed Markets Fund..........................     $127         $397        $686        $1511
Pro Forma Combined..............................................     $127         $397        $686        $1511
                                                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                    ------      -------     -------     --------
AZOA Fixed Income Fund..........................................      $77         $240        $417        $930
AZOA Diversified Assets Fund....................................     $101         $315        $547        $1213
PVIT Total Return Portfolio.....................................      $66         $208        $362        $810
Pro Forma Combined..............................................      $66         $208        $362        $810

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES AND PRINCIPAL RISKS OF THE ACQUIRED FUNDS AND ACQUIRING FUNDS

         This section contains tables comparing the investment objectives, policies, strategies and principal risks of each Acquired Fund and the Acquiring Fund into which it would be reorganized. The investment objectives of each Acquired Fund are substantially similar to those of its corresponding Acquiring Fund. The investment objectives of each Acquired Fund (other than the USAZ Strategic Growth Fund, as described below) and of each Acquiring Fund is "fundamental," which means that they can be changed only with the approval of that fund's shareholders. The investment objective of USAZ Strategic Growth Fund is "non-fundamental," which means that it can be changed by the fund's Board of Trustees without shareholder approval.

         The Acquiring Fund Prospectus that accompanies this Prospectus/Proxy Statement gives a more detailed description of Acquiring Fund policies, strategies and limitations. In addition, each Acquiring Fund is subject to certain additional investment policies and limitations which are described in its Statement of Additional Information.

         USAZ STRATEGIC GROWTH FUND (ACQUIRED FUND) AND USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND (ACQUIRING FUND).

                              INVESTMENT OBJECTIVES

o        USAZ Strategic Growth Fund:  Long-term capital appreciation.
         --------------------------

o        USAZ Van Kampen Aggressive Growth Fund:  Capital growth.
         --------------------------------------

                              INVESTMENT STRATEGIES

o USAZ Strategic Growth Fund: This fund normally invests at least 65% of its total assets in equity securities of all capitalizations, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The fund invests primarily in "growth" stocks, focusing on those companies that exhibit rising earnings expectations or rising valuations.

         In selecting securities for investment, the fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions. The fund does not limit its investments to any single group or type of security. The fund may invest in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical products lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts.

         The fund may borrow money to buy additional securities for its portfolio. It is permitted to invest up to 35% of its total assets in foreign securities, including emerging market securities, and it may use derivative instruments such as options and futures.

o USAZ Van Kampen Aggressive Growth Fund: This fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, that the fund's manager believes have an above-average potential for capital growth.

         In selecting securities for investment, the fund focuses primarily on equity securities of small- and medium-sized companies, although it may invest in securities of larger-sized companies that its manager believes have an above-average potential for capital growth. The fund's manager uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The fund focuses on companies that exhibit rising earnings expectations or rising valuations, and it generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions.

         The fund does not limit its investments to any single group or type of security. The fund may invest in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical products lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts.

         The fund is permitted to invest up to 25% of its total assets in foreign securities, including emerging market securities, and it may use derivative instruments such as options and futures.

                                 PRINCIPAL RISKS

o USAZ Strategic Growth Fund: The principal risks of this fund are market risk, selection risk, risks associated with investing in growth stocks, capitalization risk, risk associated with the use of leverage, foreign and emerging markets risks, and derivative instruments risks. These risks are described in the paragraphs following the next bullet point.

o USAZ Van Kampen Aggressive Growth Fund: The principal risks of this fund are the same as those listed above for USAZ Strategic Growth Fund, except that this fund does not borrow to increase its securities holdings and therefore is not subject to risks associated with the use of leverage.

         MARKET RISK stems from the fact that the values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods, and stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

         SELECTION RISK is the chance that poor securities selection will cause a fund to underperform other funds with similar investment objectives.

         The RISKS ASSOCIATED WITH INVESTING IN GROWTH STOCKS reflect the fact that returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets generally. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. In addition, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.

         CAPITALIZATION RISK refers to the risks associated with investing in smaller-capitalization companies. Such companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. Their securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

         The RISK ASSOCIATED WITH THE USE OF LEVERAGE is that the cost of a fund's borrowing money to purchase securities will exceed the returns on the securities purchased with such borrowings or that the securities purchased may actually go down in value. In the latter event, the fund's net asset value could decrease more quickly than if it had not borrowed.

         FOREIGN AND EMERGING MARKETS RISKS refer to risks arising from differences between foreign markets and companies and domestic ones. These risks include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in foreign emerging markets are subject to greater risk than those affecting foreign issuers generally, since emerging market countries often have political, legal and economic systems that are less developed and less stable than those of more developed nations. This makes such investments less liquid and more volatile.

         DERIVATIVE INSTRUMENTS RISKS refers to the risks associated with investing in instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset. These include the risks of an imperfect correlation between the value of a derivative instrument and the underlying instrument, index or asset; a default by the other party to a derivative transaction; losses from derivative transactions which partially or completely offset gains in portfolio positions; and limited liquidity in derivative instruments.

         AZOA GROWTH FUND (ACQUIRED FUND) AND USAZ VAN KAMPEN EMERGING GROWTH FUND (ACQUIRING FUND).

                              INVESTMENT OBJECTIVES

o        AZOA Growth Fund:  Long-term growth of capital.
         ----------------

o        USAZ Van Kampen Emerging Growth Fund:  Long-term capital appreciation.
         ------------------------------------

                              INVESTMENT STRATEGIES

o AZOA Growth Fund: This fund normally invests at least 80% of its total assets in equity securities, which include common stocks, preferred stocks, convertible securities, warrants and rights of U.S. issuers and foreign issuers whose securities are U.S. dollar denominated and are traded on a U.S. securities market. Although the fund invests primarily in equity securities of larger capitalization companies, it is not limited to such investments and may consider investing in securities of companies with varying market capitalizations if they otherwise meet the manager's criteria for investment.

         The manager uses a fundamental "bottom-up" approach to selecting securities for investment. Factors considered may include analysis of an issuer's financial conditions, industry position, management, growth prospects, earnings estimates and other general economic and market conditions. Based upon the analysis of such factors, the manager selects those securities which, in its judgment, may produce a return that exceeds the average for companies included in the S&P 500(R) Index.

o USAZ Van Kampen Emerging Growth Fund: This fund normally invests at least 65% of its total assets in common stocks of emerging growth companies. It may invest up to 25% of its total assets in foreign securities (not including ADRs, ADSs, or U.S. dollar-denominated securities of foreign issuers but including emerging market securities). The fund may also use derivative instruments such as options and futures.

                                 PRINCIPAL RISKS

o AZOA Growth Fund: The principal risks of this fund are market risk, selection risk, risks associated with investing in growth stocks, and capitalization risk.

o USAZ Van Kampen Emerging Growth Fund: The principal risks of this fund are market risk, selection risk, risks associated with investing in growth stocks, foreign and emerging markets risks, and derivative instruments risks.

Each of these risks is described above under the sub-caption "-USAZ Strategic Growth Fund (Acquired Fund) and USAZ Van Kampen Aggressive Growth Fund (Acquiring Fund)-Principal Risks."

         AZOA GLOBAL OPPORTUNITIES FUND (ACQUIRED FUND) AND USAZ TEMPLETON DEVELOPED MARKETS FUND (ACQUIRING FUND).

                              INVESTMENT OBJECTIVES

o        AZOA Global Opportunities Fund:  Long-term growth of capital.
         ------------------------------

o        USAZ Templeton Developed Markets Fund:  Long-term capital appreciation.
         -------------------------------------

                              INVESTMENT STRATEGIES

o AZOA Global Opportunities Fund: This fund normally invests at least 80% of its total assets in equity securities, which include common stocks, preferred stocks, convertible securities, warrants and rights of U.S. and foreign issuers.

         Although the fund invests primarily in larger capitalization companies, it is not limited to such investments and may consider investing in securities of companies with varying market capitalizations if they otherwise meet the manager's criteria for purchases. Similarly, while companies whose principal trading markets are developed or industrialized countries are likely to be the fund's principal investments, the fund is not limited to such investments and will consider investing in securities of companies trading in emerging or developing markets. The fund may invest more than 25% of its total assets in a single country.

         The manager uses its own research and that of third parties to identify what it believes are attractive companies meeting the above sector descriptions. The manager then uses a fundamental "bottom-up" approach to selecting securities for investment. Factors considered may include analysis of an issuer's financial condition, industry position, management, growth prospects, earnings estimates and other general economic and market conditions. Based upon the analysis of such factors, the manager selects those securities which, in its judgment, may produce a return that exceeds the average for companies included in the MSCI World Equity index, although the fund may be overweighted or underweighted in particular sectors or countries relative to this index.

         The fund may trade forward foreign currency contracts to hedge currency fluctuations of underlying security positions when its manager believes that a foreign currency may suffer a decline against the U.S. dollar.

o USAZ Templeton Developed Markets Fund: This fund normally invests at least 80% of its net assets in equity securities of companies located in any developed country outside the U.S., including Western Europe, Australia, Canada, New Zealand, Hong Kong, Japan, Bermuda, and Singapore. At least 65% of the fund's total assets will be invested in issuers of at least three countries. The fund may invest a portion of its assets in smaller companies.

         When choosing equity investments for this fund, the manager applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, profit margins and liquidation value.

                                 PRINCIPAL RISKS

o AZOA Global Opportunities Fund: The principal risks of this fund are market risk, selection risk, risks associated with investing in growth stocks, and foreign and emerging markets risks.

o USAZ Templeton Developed Markets Fund: The principal risks of this fund are market risk, selection risk, foreign risk, the risks associated with value stocks, and capitalization risk.

Each of these risks, other than the risks associated with investing in value stocks, is described above under the sub-caption "-USAZ Strategic Growth Fund (Acquired Fund) and USAZ Van Kampen Aggressive Growth Fund (Acquiring
Fund)-Principal Risks."

         The RISKS ASSOCIATED WITH INVESTING IN VALUE STOCKS, which pertain to USAZ Templeton Developed Markets Fund, result from the "value" style of investing's emphasis on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market.

         AZOA FIXED INCOME FUND (ACQUIRED FUND), AZOA DIVERSIFIED ASSETS FUND (ACQUIRED FUND), AND PVIT TOTAL RETURN PORTFOLIO (ACQUIRING FUND).

                              INVESTMENT OBJECTIVES

o AZOA Fixed Income Fund: Maximize total return with secondary emphasis on income.


o AZOA Diversified Assets Fund: Total return consistent with reduction of long-term volatility.


o PVIT Total Return Portfolio: Maximum total return, consistent with preservation of capital and prudent investment management.

                              INVESTMENT STRATEGIES

o AZOA Fixed Income Fund: This fund normally invests at least 80% of its total assets in fixed income securities rated within the four highest rating categories by a primary credit rating agency or, if unrated, which are determined by the fund's manager to be of comparable quality. Fixed income securities include U.S. Government securities, corporate debt securities, U.S. dollar denominated securities of foreign issuers, zero coupon and pay-in-kind securities, asset-backed securities, mortgage-backed securities (including stripped mortgage-backed securities), and taxable and tax-exempt municipal securities.

         The fund also may invest up to 20% of its total assets in debt securities determined by a primary credit rating agency to have a lower probability of being paid and have a credit rating lower than BBB by Standard & Poor's or Baa by Moody's or, if unrated, which are deemed of comparable quality by the fund's manager ("junk bonds").

         Under normal conditions, the fund intends to hold securities (other than money market securities) with maturities primarily between 1 and 30 years with an average matirity of between 5 and 13 years, when weighted according to the fund's holdings. However, securities with any maturity are eligible for purchase. At May 31, 2002, the weighted average maturity of the fund's holdings was 11.43 years.

o AZOA Diversified Assets Fund: This fund normally invests within certain percentages of its total assets for the following asset classes: 50-70% for fixed income securities; 20-40% in equity securities; and 0-20% in money market instruments. As of May 31, 2002, approximately 63.43% of the fund's total assets were in fixed income securities, 21.07% in equity securities, and 13.96% in money market instruments.

         The fixed income securities in which the fund invests include government and corporate bonds; mortgage-backed securities (including stripped mortgage-backed securities); and asset-backed securities. The fund invests primarily in bonds rated within the four highest long-term or two highest short-term rating categories or comparable quality unrated securities as determined by its manager. However, the fund may invest up to 20% of its total assets in high yield debt securities ("junk bonds"). Under normal market conditions, the fund intends to hold debt securities (other than money market instruments) with maturities between 1 and 10 years, but securities with any maturities are eligible for purchase. At May 31, 2002, the weighted average maturity of the fund's holdings of such debt securities was 6.75 years.

         The equity securities in which the fund invests include common stocks, preferred stocks, convertible securities, warrants and rights. The fund may invest in both U.S. issuers and foreign issuers whose securities are U.S. dollar denominated and are traded on a U.S. securities market. Although the fund invests primarily in equity securities of larger capitalization companies, it is not limited to such investments and may consider investing in securities of companies with varying market capitalizations if they otherwise meet the manager's criteria for investment. The manager uses a fundamental "bottom-up" approach to selecting securities for investment. Factors considered may include analysis of an issuer's financial conditions, industry position, management, growth prospects, earnings estimates and other general economic and market conditions.

         In approving the combination of AZOA Diversified Assets Fund into PVIT Total Return Portfolio, the Board of Trustees of AZOA Diversified Assets Fund noted that this fund normally invests from 20% to 40% of its assets in equity securities and the remainder of its assets in fixed income securities and money market instruments, whereas PVIT Total Return Portfolio invests principally in fixed income instruments and does not invest in equity securities. In this regard, the Board was advised by USAllianz Advisers, LLC that AZOA Diversified Assets Fund is virtually unique in seeking to invest the majority of its assets in fixed income investments and a minority in equity securities, and that PVIT Total Return Portfolio represents a reasonable "fit" for this fund because (i) both funds are managed with the primary objective of total return, and (ii) both funds seek to achieve this objective by investing primarily in fixed income securities. The Board also noted that Contract Owners with investments in AZOA Diversified Assets Fund who wish to continue some equity exposure are free to exchange some or all of their shares of this fund (or shares of PVIT Total Return Portfolio received in the combination of funds) for shares of several equity funds which are among the other investment options available under their Contracts, without incurring any sales charges or other expenses and without adverse tax consequences.

o PVIT Total Return Portfolio: Under normal circumstances, this fund invests at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the fund normally varies within a three- to six-year time frame based on the manager's forecast for interest rates. At May 31, 2002, the weighted average maturity of the fund's holdings was 6.82 years.

         The fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or Standard & Poors or, if unrated, determined by the manager to be of comparable quality. The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the fund consists of income earned on the fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. Unlike the AZOA Diversified Assets Fund, the fund does not invest in equity securities.

                                 PRINCIPAL RISKS

o AZOA Fixed Income Fund: The principal risks of this fund are market risk, selection risk, interest rate risk, credit risk, high yield risk, mortgage risk, and derivatives risk. Market risk, interest rate risk, credit risk and mortgage risk are described following these bullet points.

o AZOA Diversified Assets Fund: The principal risks of this fund are market risk, selection risk, interest rate risk, credit risk, high yield risk, mortgage risk, risks associated with investing in growth stocks, and capitalization risk.

o PVIT Total Return Portfolio: The principal risks of this fund are market risk, interest rate risk, credit risk, mortgage risk, derivatives risk, issuer risk, liquidity risk, currency risk, leveraging risk, management risk, and foreign investment risk.

Each of these risks, other than market risk, interest rate risk, credit risk, high yield risk, mortgage risk, issuer risk, liquidity risk, and currency risk, is described above under the sub-caption "-USAZ Strategic Growth Fund (Acquired
Fund) and USAZ Van Kampen Aggressive Growth Fund (Acquiring Fund)-Principal Risks."

         MARKET RISK in connection with equity securities stems from the fact that the values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods, and stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities. Market risk related to fixed income securities means that the bond market in general fluctuates, which may affect the performance of any individual fixed income security.

         INTEREST RATE RISK stems from the likelihood that as interest rates rise, the value of fixed income securities held in a portfolio will decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

         CREDIT RISK is the risk that a fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

         HIGH YIELD RISK stems from the likelihood that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") will be subject to greater levels of interest rate, credit and liquidity risk than higher rated securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a fund's ability to sell its high yield securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a fund may lose its entire investment.

         MORTGAGE RISK pertains to mortgage-backed securities, and refers to the fact that rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates.

         ISSUER RISK exists when particular investments are difficult to purchase or sell. A fund's investments in illiquid securities may reduce the returns of the fund because it maybe unable to sell the illiquid securities at an advantageous time or place. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

         LIQUIDITY RISK exists when particular investments are difficult to purchase or sell. A fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or place. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

         CURRENCY RISK exists when a fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of rime for a number of reasons, including changes in interest rate, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

COMPARISON OF POTENTIAL RISKS AND REWARDS:  PERFORMANCE INFORMATION

         The bar charts and tables below compare the potential risks and rewards of investing in the Acquired Funds and the Acquiring Funds. Each bar chart provides an indication of the risks of investing in each fund by showing changes in the fund's performance from year to year for the last ten years or since the fund's inception. The tables show how each fund's average annual total returns for one year and three years (or since inception) compare to the returns of a broad-based market index. Figures in the bar charts and tables do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. Any such sales charges or other fees will lower a fund's performance. The figures assume reinvestment of dividends and distributions. Keep in mind past performance does not indicate future results.

         RISK/RETURN BAR CHARTS. The bar charts shown below show the variability of total returns on a calendar year-end basis for each Acquired Fund and its corresponding Acquiring Fund. For PVIT Total Return Portfolio, the total returns shown in the bar charts are those of Administrative Class shares.

         USAZ STRATEGIC GROWTH FUND (ACQUIRED FUND) AND USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND (ACQUIRING FUND).

         The USAZ Strategic Growth Fund and the USAZ Van Kampen Aggressive Growth Fund are new funds for which a full calendar year's performance is not yet available. Therefore, no bar charts are included regarding this particular fund reorganization.

         AZOA GROWTH FUND (ACQUIRED FUND) AND USAZ VAN KAMPEN EMERGING GROWTH FUND (ACQUIRING FUND).

         The USAZ Van Kampen Emerging Growth Fund is a new fund for which a full calendar year's performance information is not yet available, therefore, no bar chart is included for the fund. The following chart reflects the calendar-year total returns for the AZOA Growth Fund:

[The following table summarizes returns for the AZOA Growth Fund. This table is presented graphically in the prospectus]

Year    Return
---------------
2001    -18.72%
2000    -10.28%



       BEST QUARTER:          12.66% (quarter ended 12/31/01)
      WORST QUARTER:         -16.98% (quarter ended 3/31/01)

         AZOA GLOBAL OPPORTUNITIES FUND (ACQUIRED FUND) AND USAZ TEMPLETON DEVELOPED MARKETS FUND (ACQUIRING FUND).

         The USAZ Templeton Developed Markets Fund is a new fund for which a full calendar year's performance information is not yet available, therefore, no bar chart is included for the fund. The following chart reflects the calendar-year total returns for the AZOA Global Opportunities Fund:

[The following table summarizes returns for the AZOA Global Opportunities Fund. This table is presented graphically in the prospectus]

Year    Return
---------------
2001    -23.57

     BEST QUARTER:                              7.99% (quarter ended 12/31/01)
    WORST QUARTER:                            -16.82% (quarter ended 3/31/01)

         AZOA FIXED INCOME FUND (ACQUIRED FUND), AZOA DIVERSIFIED ASSETS FUND (ACQUIRED FUND), AND PVIT TOTAL RETURN PORTFOLIO (ACQUIRING FUND).

         Performance bar chart information for the PVIT Total Return Portfolio is included under the section "Performance Information" on pages 4 and 5 of the PVIT Total Return Portfolio prospectus dated May 1, 2002 and incorporated herein by reference. The following charts reflect the calendar-year total returns for the AZOA Fixed Income Fund and AZOA Diversified Assets Fund:

[The following table summarizes returns for the AZOA Fixed Income Fund. This table is presented graphically in the prospectus]

Year    Return
---------------
2001    7.54%
2000   11.71%

   BEST QUARTER:                                4.95% (quarter ended 9/30/01)
  WORST QUARTER:                               -0.84% (quarter ended 12/31/01)

[The following table summarizes returns for the AZOA Diversified Assets Fund.
 This table is presented graphically in the prospectus]

Year    Return
---------------
2001    -0.43%
2000     3.51%

     BEST QUARTER:                               3.80% (quarter ended 12/31/01)
    WORST QUARTER:                               -2.96% (quarter ended 9/30/01)

         AVERAGE ANNUAL TOTAL RETURN TABLES. The following tables show the Acquired Funds' and Acquiring Funds' average annual total returns over different periods ended December 31, 2001 and compares those returns to one or more broad-based market indexes. Total returns for the indexes shown do not reflect expenses or other fees the Securities and Exchange Commission requires to be reflected in the funds' performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

                 USAZ STRATEGIC GROWTH FUND (ACQUIRED FUND) AND
             USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND (ACQUIRING FUND)
                 AGGREGATE TOTAL RETURN AS OF DECEMBER 31, 2001

                                                                 SINCE
                                                               INCEPTION
                                                               (5/1/01)*

USAZ Strategic Growth Fund.................................    -7.30%
Russell 1000 Growth Index(1)...............................   -10.69%
USAZ Van Kampen Aggressive Growth Fund.....................   -19.00%
Russell Midcap Growth Index(2).............................    -8.64%
Russell 2500 Growth Index(3)...............................    -3.38%
                  .........
*        Not annualized.
(1) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(2) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.
(3) The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

                      AZOA GROWTH FUND (ACQUIRED FUND) AND
              USAZ VAN KAMPEN EMERGING GROWTH FUND (ACQUIRING FUND)

               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

                                AZOA GROWTH FUND

                                                                   SINCE
                                                                 INCEPTION

                                                     1 YEAR      (11/9/99)

AZOA Growth Fund................................      -18.72%       -20.86%
S&P 500 Stock Index(1)..........................      -11.89%       -14.38%
Russell 1000 Growth Index(2)....................      -20.42%       -29.89%
Russell 1000 Index(3)...........................      -12.45%       -13.46%

                      USAZ VAN KAMPEN EMERGING GROWTH FUND

                                                                   SINCE
                                                                 INCEPTION

                                                     1 YEAR      (5/1/01)*

USAZ Van Kampen Emerging Growth Fund............           NA        -7.80%
Russell Midcap Growth Index(4)..................           NA        -8.64%
Russell 2500 Growth Index(5)....................           NA        -3.38%


*        Not annualized.

(1) The S&P 500 Stock Index represents the performance of the large-capitalization equity market.

(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(3) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(4) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

               AZOA GLOBAL OPPORTUNITIES FUND (ACQUIRED FUND) AND
             USAZ TEMPLETON DEVELOPED MARKETS FUND (ACQUIRING FUND)
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

                         AZOA GLOBAL OPPORTUNITIES FUND

                                                                      SINCE
                                                                    INCEPTION
                                                        1 YEAR       (2/1/00)

AZOA Global Opportunities Fund.....................      -23.57%       -35.03%
Morgan Stanley Capital International (MSCI)
World Index(1).....................................      -16.89%       -23.45%

                      USAZ TEMPLETON DEVELOPED MARKETS FUND

                                                                     SINCE
                                                                   INCEPTION
                                                       1 YEAR      (11/5/01)*

USAZ Templeton Developed Markets Fund.............           NA         2.50%
MSCI EAFE Index(2)................................           NA         4.31%

--------------------------
*        Not annualized.
(1) The Morgan Stanley Capital International (MSCI) World Index measures the performance of a diverse range of developed country global stock markets.

(2) The MSCI EAFE(R)Index measures the performance of developed market stock performance, excluding the US & Canada.

                     AZOA FIXED INCOME FUND (ACQUIRED FUND),
                AZOA DIVERSIFIED ASSETS FUND (ACQUIRED FUND), AND
                  PVIT TOTAL RETURN PORTFOLIO (ACQUIRING FUND)

               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

                             AZOA FIXED INCOME FUND

                                                                            SINCE
                                                                          INCEPTION
                                                              1 YEAR      (11/9/99)      3 YEARS

AZOA Fixed Income Fund...................................        7.54%        17.99%           NA
Lehman Brothers Government/
Credit Bond Index(1).....................................        8.48%        19.84%           NA

                          AZOA DIVERSIFIED ASSETS FUND

                                                                            SINCE
                                                                          INCEPTION
                                                              1 YEAR      (11/9/99)      3 YEARS

AZOA Diversified Assets Fund.............................       -0.43%         5.96%           NA
Lehman Brothers Intermediate
Government/Credit Bond Index(2)..........................        8.93%        19.23%           NA
S&P 500 Stock Index(3)...................................      -11.89%       -14.38%           NA
90-day U.S. Treasury Bill................................        3.43%         5.03%           NA
Diversified Assets Customized
Blended Index(4).........................................        3.21%         9.73%           NA

                           PVIT TOTAL RETURN PORTFOLIO

                                                                            SINCE
                                                                          INCEPTION
                                                              1 YEAR      (12/31/97)     3 YEARS

PVIT Total Return Portfolio..............................        8.37%         6.55%        5.88%
Lehman Brothers Aggregate Bond Index(5)..................        8.44%         6.88%        6.28%

--------------------------
(1) The Lehman Brothers Government/Credit Bond Index is generally comprised of U.S. Treasury issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible, investment-grade, dollar-denominated, SEC-registered corporate debt.

(2) The Lehman Brothers Intermediate Government/Credit Bond Index is generally comprised of U.S. Treasury issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible, investment-grade, dollar-denominated, SEC-registered corporate debt with maturities of one to ten years.

(3) The S&P 500 Stock Index represents the performance of the large-capitalization equity market.

(4) The Diversified Assets Customized Blended Index is a blended index created by Allianz of America, Inc. consisting of 65% of the Lehman Brothers Intermediate Government/Credit Bond Index, 25% of the S&P 500 Stock Index and 10% of the 90-day Treasury Bill.

(5) The Lehman Brothers Aggregate Bond Index is an unmanaged market index representative of the U.S. taxable fixed income universe.


COMPARISON OF OPERATIONS

         INVESTMENT ADVISORY AGREEMENTS. USAllianz Advisers, LLC ("USAZ Advisers") serves as the investment manager for three of the Acquiring Funds (USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Emerging Growth Fund, and USAZ Templeton Developed Markets Fund) and one of the Acquired Funds, the USAZ Strategic Growth Fund. USAZ Advisers is a subsidiary of Allianz AG Holding, one of the world's largest insurance and financial services companies. Allianz AG is headquartered in Munich, Germany and has operations in 70 countries. As of December 31, 2001, Allianz AG had assets under management of more than $894 billion. In North America, Allianz AG subsidiaries are engaged in the life insurance, property casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses. USAZ Advisers had over $74 billion in assets under management as of December 31, 2001. USAZ Advisers supervises the activities of the investment sub-advisers described below. USAZ Advisers is principally located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.

         Van Kampen Investment Advisory Corp. ("VKIAC") is the investment sub-adviser to one Acquiring Fund, the USAZ Van Kampen Aggressive Growth Fund. VKIAC is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"). Van Kampen's assets under management or supervision as of December 31, 2001 were more than $73 billion. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. VKIAC's address is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555. Van Kampen Asset Management Inc. ("VKAM") is the investment sub-adviser to the related Acquired Fund, USAZ Strategic Growth Fund. VKAM is also a wholly owned subsidiary of Van Kampen, described above. VKAM's address is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555.

         VKAM is also the investment sub-adviser to one Acquiring Fund, the USAZ Van Kampen Emerging Growth Fund. Allianz of America, Inc. ("AZOA") is the investment adviser for the related Acquired Fund, the AZOA Growth Fund. AZOA is a registered investment adviser and was established in 1976. As of December 31, 2001, AZOA managed approximately $23.4 billion in fixed income, equity, private equity and real estate investments. AZOA is located at 55 Greens Farms Road, Westport, Connecticut 00881-5160. AZOA is a subsidiary of Allianz AG, described above.

          Templeton Investment Counsel, LLC ("TIC") is the investment sub-adviser for one Acquiring Fund, the USAZ Templeton Developed Markets Fund. TIC is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Assets under management by TIC as of December 31, 2001 were $18 billion. TIC's address is 500 E. Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394. AZOA, described above, is the investment sub-adviser for the related Acquired Fund, the AZOA Global Opportunities Fund.

         Pacific Investment Management Company LLC ("PIMCO") serves as the investment adviser for one Acquiring Fund, the PVIT Total Return Portfolio. Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, serves as investment adviser to the Portfolio pursuant to an investment advisory contract ("Advisory Contract") between PIMCO and the Trust. PIMCO is a subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"), formerly PIMCO Advisors L.P. ADAM of America was organized as a limited partnership under Delaware law in 1987. ADAM of America's sole general partner is Allianz PacLife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with two members, ADAM U.S. Holding LLC, a Delaware limited liability company and Pacific Asset Management LLC, a Delaware limited liability company. ADAM U.S. Holding LLC is a wholly-owned subsidiary of Allianz Dresdner Asset Management of America LLC which is a wholly-owned subsidiary of Allianz of America, Inc., which is wholly owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz A.G. indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. PIMCO's address is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of March 31, 2002, PIMCO had approximately $253.8 billion in assets under management. AZOA, described above, is the investment adviser to the two related Acquired Funds, the AZOA Fixed Income Fund and AZOA Diversified Assets Fund. USAllianz Advisers, LLC, PIMCO and AZOA are affiliated.

         OTHER SERVICE PROVIDERS. Three of the Acquiring Funds (USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Emerging Growth Fund and USAZ Templeton Developed Markets Fund) and all of the Acquired Funds have the same distributor, transfer agent, custodian, and independent accountants. The distributor and transfer agent for these funds is Bisys Fund Services Ohio, Inc. The custodian is Northern Trust Company and the independent accountant is KPMG LLP.

         The PVIT Total Return Portfolio, the Acquiring Fund with respect to the AZOA Fixed Income fund and AZOA Diversified Assets Fund, employs PIMCO Funds Distributors LLC as distributor. The fund's transfer agent is National Financial Data Services Inc. The fund's custodian is State Street Bank & Trust Company, and its independent accountant is PricewaterhouseCoopers LLP.

         In all cases, the types of services provided to the Acquiring Funds and the Acquired Funds under these service arrangements are substantially similar.

         PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES. Three of the Acquiring Funds (USAZ Van Kampen Aggressive Growth Fund, USAZ Emerging Growth Fund, and USAZ Templeton Developed Markets Fund) issue and sell their shares to Allianz Life Variable Account A and Allianz Life Variable Account B, which are separate accounts of Allianz Life, and to Preferred Life Variable Account C, which is a separate account of Preferred Life (the "VIP Separate Accounts"). The shares of the fourth Acquiring Fund (PVIT Total Return Portfolio) currently are sold to segregated asset accounts of insurance companies (the "PIMCO Separate Accounts") and also may be sold to qualified pension and retirement plans outside of the separate account context. The VIP Accounts and the PIMCO Separate Accounts hold shares of mutual funds, including the Acquired Funds and Acquiring Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by various life insurance companies.

         Shares of the Acquiring Funds are sold in a continuous offering to the VIP Separate Accounts and the PIMCO Separate Accounts. The VIP Separate Accounts and the PIMCO Separate Accounts purchase and redeem shares of the Acquiring Funds at net asset value without sales or redemption charges.

         For each day on which a fund's net asset value is calculated, the VIP Separate Accounts and PIMCO Separate Accounts transmit to the respective Acquired Fund or Acquiring Fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by the respective insurance company as of that day. The VIP Separate Accounts and PIMCO Separate Accounts purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the funds receive the order.

         Owners of the variable contracts issued by various life insurance companies and its affiliates may exchange shares only among those funds which are indicated in the respective variable contract prospectus.

         Effective May 1, 2002, the Acquired Funds are no longer available for purchase, except for the purpose of reinvestment of dividends. Additional information about the pricing, redemption, dividends and distributions, tax consequences, and distribution (12b-1) fees of the Acquired Funds is the same as and is included in the current prospectus of those Acquiring Funds which are a series of the VIP Trust (USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Emerging Growth Fund and USAZ Templeton Developed Markets Fund).

         DIVIDENDS AND OTHER DISTRIBUTIONS. The VIP Accounts receive any dividends or distributions of the Acquired Funds and the VIP Accounts or the PIMCO Accounts, as the case may be, receive any dividends or distributions of the Acquiring Funds. The current policy of three of the Acquiring Funds (USAZ Van Kampen Aggressive Growth Fund, USAZ Emerging Growth Fund, and USAZ Templeton Developed Markets Fund) is to pay dividends from net investment income at least quarterly and to make distributions of realized capital gains, if any, at least once each year. The current policy of the fourth Acquiring Fund (PVIT Total Return Portfolio) is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

         The current policy of three Acquired Funds (USAZ Strategic Growth Fund, AZOA Global Opportunities Fund, and AZOA Growth Fund) is to pay dividends from net investment income at least semi-annually and make distributions of capital gains, if any, at least once each year. The current policy of two of the Acquired Funds (AZOA Diversified Assets Fund and AZOA Fixed Income Fund) is to pay dividends from net investment income monthly.

TAX CONSEQUENCES

         The reorganizations are not expected to qualify as tax-free reorganizations for United States federal income tax purposes. However, if the Separate Accounts and such contracts and policies are properly structured under the insurance company provisions of federal tax law (as USAllianz Advisors, LLC believes is the case), the reorganizations will not be a taxable event for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the reorganizations being taxable or as a result of a judicial determination or administrative determination that the reorganizations, although treated by the parties as taxable, in fact was tax-free.

                      INFORMATION ABOUT THE REORGANIZATION

CONSIDERATIONS BY THE BOARD OF TRUSTEES OF THE ACQUIRED FUNDS

         The Board of Trustees of the Acquired Funds believes that the proposed Reorganization is in the best interests of each Acquired Fund and its shareholders and that the interests of the Acquired Fund shareholders will not be diluted as a result of the Reorganization. The Board first considered engaging in such transactions with the Acquiring Funds at an in-person meeting of the Board of Trustees held on February 27, 2002. The Board approved the transactions at an in-person meeting of the Board held on May 29, 2002. In connection with this approval, the Board was advised by counsel to the Funds, and the independent trustees were advised by separate counsel to the independent trustees.

         In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of each Acquired Fund and that the interests of Acquired Fund shareholders would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered the following factors:

o The Board considered the fact that the respective Acquiring Funds have investment objectives and, except as described herein, investment policies that are substantially similar to those of their corresponding Acquired Funds. Thus, if the proposed reorganizations are approved, the fundamental nature of your investment will not change.

                  In this regard, the Board noted that AZOA Diversified Assets Fund normally invests from 20% to 40% of its assets in equity securities, and the remainder of its assets in fixed income securities and money market instruments. By contrast, the fund into which AZOA Diversified Assets Fund is proposed to be combined, PVIT Total Return Portfolio, invests principally in fixed income instruments, and does not invest in equity securities. In approving the combination of these two funds, the Board was advised by USAllianz Advisers, LLC that AZOA Diversified Assets Fund is virtually unique in seeking to invest the majority of its assets in fixed income investments and a minority in equity securities, and that PVIT Total Return Portfolio represents a reasonable "fit" for this fund because (i) both funds are managed with the primary objective of total return, and (ii) both funds seek to achieve this objective by investing primarily in fixed income securities. The Board also noted that Contract Owners with investments in AZOA Diversified Assets Fund who wish to continue some equity exposure are free to exchange some or all of their shares of this fund (or shares of PVIT Total Return Portfolio received in the combination of funds) for shares of several equity funds which are among the other investment options available under their Contracts, without incurring any sales charges or other expenses and without adverse tax consequences.

o Because the combinations will result in each reorganized fund having a larger asset base, the Board believes the reorganizations may provide Contract Owners with the opportunity to benefit from potential efficiencies resulting from increased fund size. Each of the Acquired Funds is relatively small, and the historic flow of funds into it does not provide a basis for believing that it can achieve significant growth in its current form.

o Contract Owners whose funds are invested in the Acquired Funds will not bear the expenses associated with the reorganizations. Instead, USAllianz Advisers, LLC or its affiliates will bear these expenses.

o The reorganizations are not expected to qualify as a tax-free reorganization for United States federal income tax purposes. However, if the Separate Accounts and such contracts and policies are properly structured under the insurance company provisions of federal tax law (as USAllianz Advisors, LLC believes is the case), the reorganization will not be a taxable event for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the reorganizations being taxable or as a result of a judicial determination or administrative determination that the reorganizations, although treated by the parties as taxable, in fact was tax-free.

o                 In approving the proposed combinations, the Board noted that
                  (i) the after-waiver total expense ratio experienced by shareholders of AZOA Growth Fund will increase from 0.90% to 1.10% as a result of this fund's combination into USAZ Van Kampen Emerging Growth Fund, and (ii) the after-waiver total expense ratio experienced by shareholders of USAZ Strategic Growth Fund will increase from 1.10% to 1.25% as a result of this fund's combination into USAZ Van Kampen Aggressive Growth Fund. (Shareholders of the other Acquired Funds will experience decreased after-waiver total expense ratios.) However, the Board also noted that (a) the after-waiver total expense ratios of the Acquiring Funds in these two instances are within industry norms and are consistent with the fee structure established for the other funds of the Trust which will continue in operation following the proposed reorganization, and (b) the investment adviser for the USAZ Strategic Growth Fund is not obligated to continue the current fee waiver in effect beyond May 1, 2004 and the investment adviser for the AZOA Growth has no obligation to continue fee waivers. Without the fee waivers, these Acquired Funds would have higher total expense ratios than the after-waiver total expense ratios of their counterpart Acquiring Funds. However, if these Acquiring Funds' expense waivers were discontinued (which is not anticipated), their total expense ratios without waivers would be higher than the total expense ratios without waivers of their counterpart Acquired Funds.

         The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

         Under Delaware law and the Acquired Funds' organizational documents, the Trustees of each Acquired Fund are entitled to be indemnified by the applicable fund for certain liabilities they may incur in connection with their service as Trustees. Under the Plan, each Acquiring Fund is required to assume all of the liabilities of its corresponding Acquired Fund, including any obligation of the Acquired Fund to indemnify the Acquired Fund Trustees.

         The Boards of Trustees of the Acquiring Funds (including a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act), approved the Plan on May 29, 2002, with respect to the USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Emerging Growth Fund, and USAZ Templeton Developed Markets Fund, and on or about July 30, 2002, with respect to the PVIT Total Return Portfolio. Each respective Board has unanimously concluded that consummation of the Reorganization is in the best interests of the Acquiring Funds and the shareholders of the applicable Acquiring Funds and that the interests of applicable Acquiring Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

DESCRIPTION OF THE PLAN OF REORGANIZATION

         The Plan provides that your Acquired Fund will transfer all its assets and liabilities to a corresponding Acquiring Fund in exchange solely for the Acquiring Fund's shares to be distributed pro rata by the Acquired Fund to its shareholders in complete liquidation of the Acquired Fund on or about November 8, 2002 (the "Closing Date"). The value of each Acquired Fund's assets to be acquired by the Acquiring Fund shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (the "Closing"). Acquired Fund shareholders will become shareholders of the corresponding Acquiring Fund as of the Closing, and will be entitled to the Acquiring Fund's next dividend distribution thereafter. Acquired Fund shareholders will receive Acquiring Fund shares having a total net asset value equal to the total net asset value of their Acquired Fund shares as of the Closing.

         On or before the Closing Date, each Acquired Fund will declare and pay a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date.

         The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by the Acquired Fund shareholders prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

         Under the Plan, USAllianz Advisers, LLC or its affiliates are responsible for the payment of the expenses related to consummating the Reorganization. Such expenses include, but are not limited to, accountants' fees, legal fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquired Fund shareholders and Acquired Contract Owners and the costs of holding the Special Meeting (as hereinafter defined).

         The foregoing description of the Plan entered into between the Acquiring Funds and the Acquired Funds is qualified in its entirety by the terms and provisions of the Plan, the form of which is attached hereto as Appendix A and incorporated herein by reference thereto.

FEDERAL INCOME TAX CONSEQUENCES

         The following is a general summary of the material anticipated United States federal income tax consequences of the Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions, published positions of the Internal Revenue Service (the "IRS") and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). You should realize that this summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons that may be subject to special treatment under federal income tax law. Neither the Acquired Funds nor the Acquiring Funds expect to obtain a ruling from the IRS regarding the tax consequences of the Reorganization.

         If the Separate Accounts and the related variable annuity or variable life insurance policies are properly structured under the insurance company provisions of the Code (as USAllianz Advisors, LLC believes is the case), the Reorganization will not be a taxable event for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. The Reorganization is not expected to qualify as a tax-free reorganization for federal income tax purposes. Thus, the Acquired Funds generally will recognize gain or loss equal to the difference between the fair market value of its assets and its tax basis in such assets. Any unused excess capital loss carry forwards of the Acquired Fund will cease to exist after the Reorganization. The Acquired Funds expect that the amount of such unused capital loss carry forwards lost as a consequence of the Reorganization will not be material (and such lost attributes would have been significantly limited for federal income tax purposes even if the Reorganization qualified for tax-free treatment).

         The exchange of Acquired Fund shares for Acquiring Fund shares pursuant to the Reorganization will be a taxable event for federal income tax purposes (as well as for state and local income tax purposes). If the Separate Accounts and the related variable annuity or variable life insurance policies are properly structured under the insurance company provisions of the Code (as USAllianz Advisors, LLC believes is the case), then the Separate Accounts would be treated as the direct holder of the Acquired Fund shares. As such, the Separate Accounts will recognize gain or loss equal to the difference between the fair market value of the Acquiring Fund shares received pursuant to the Reorganization and the Separate Accounts' tax basis in the Acquired Shares surrendered therefore. Such gain or loss will be long-term capital gain or loss if the Separate Accounts' holding period for such Acquired Fund is more than one year at the Closing Date.

         USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the Reorganization being taxable or as a result of a judicial determination or administrative determination that the Reorganization, although treated by the parties as taxable, in fact was tax-free.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

         All of the Acquired Funds and Acquiring Funds are currently series of either the VIP Trust or the PIMCO Variable Insurance Trust (the "PIMCO Trust"), both of which are Delaware business trusts and are governed by the Delaware Business Trust Act, as amended. With respect to three of the proposed reorganizations, both the Acquired Fund and the Acquiring Fund are a series of the VIP Trust and are therefore governed by the same Declaration of Trust and Bylaws. This is the case for the reorganization of USAZ Strategic Growth Fund into USAZ Van Kampen Aggressive Growth Fund, AZOA Growth Fund into USAZ Van Kampen Emerging Growth Fund, and AZOA Global Opportunities Fund into USAZ Templeton Developed Markets Fund. As such, there are no differences in shareholder rights and obligations with respect to these reorganizations.

         As for the remaining two reorganizations (AZOA Fixed Income Fund and AZOA Diversified Assets Fund into PVIT Total Return Portfolio), except as otherwise noted below, the Declaration of Trust (the "VIP Declaration") and Bylaws ("VIP Bylaws") of each Acquired Fund are substantially similar to the Trust Instrument ("PIMCO Instrument") and Bylaws ("PIMCO Bylaws") that govern the Acquiring Funds. The comparison of shareholder rights and obligations below applies only to these two reorganizations.

         SHAREHOLDER VOTING. The VIP Declaration provide that shareholders shall be entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value per share for each share held, as to any matter on which the share is entitled to vote. The PIMCO Instrument provides that each share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional share.

         QUORUMS. The VIP Bylaws provide that 25% of the shares entitled to vote constitutes a quorum at a shareholders' meeting. In contrast, the PIMCO Bylaws provide that one-third of the shares entitled to vote constitutes a quorum at a meeting of the shareholders. The VIP Bylaws provide that 25% of Trustees constitutes a quorum for a meeting of the Board of Trustees, while the PIMCO Bylaws provide that one-third of the Trustees constitutes a quorum for a meeting of the Board of Trustees.

         NUMBER OF TRUSTEES. The VIP Declaration and VIP Bylaws provide that the number of Trustees shall initially be three. The exact number of Trustees can be fixed from time to time by a resolution of the Trustees (but at all times there shall be at least one Trustee). The PIMCO Instrument provides that the exact number of Trustees shall be fixed from time to time by a majority of the Trustees, provided, that there shall be at least two Trustees.

         REMOVAL OF TRUSTEES. The VIP Declaration provides that the Trustees may remove any Trustee with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees prior to the removal, specifying the date when the removal will become effective. The PIMCO Instrument provides that any Trustee shall be retired or removed with or without cause at any time upon the unanimous written request of the remaining Trustees and that any Trustee may be removed at any meeting of the shareholders by a vote of at least two-thirds of the outstanding shares.

         DISSOLUTION. The VIP Declaration provides that the VIP Trust shall continue without limitation of time until the Trustees, in their sole discretion, terminate the VIP Trust. The PIMCO Instrument provides that PIMCO Trust shall have perpetual existence and that the PIMCO Trust may be terminated at any time by vote of a majority of the shares of each series entitled to vote, voting separately by series, or by the Trustees by written notice to the shareholders.

CAPITALIZATION

         The following tables set forth the unaudited capitalization of each Acquired Fund and of the Acquiring Fund into which it will be reorganized as of December 31, 2001. The "pro forma combined" columns in the table for the combinations of AZOA Fixed Income Fund and AZOA Diversified Assets Fund into PVIT Total Return Portfolio show the pro forma information based on the assumptions that (1) only the AZOA Fixed Income Fund/PVIT Total Return Portfolio combination is completed, (2) only the AZOA Diversified Assets Fund/PVIT Total Return Portfolio combination is completed, and (3) that the combinations of both of these AZOA funds into PVIT Total Return Portfolio is completed.

                                                                               USAZ VAN
                                                                                KAMPEN
                                                     USAZ STRATEGIC           AGGRESSIVE             PRO FORMA
                                                      GROWTH FUND            GROWTH FUND             COMBINED
                                                    (ACQUIRED FUND)        (ACQUIRING FUND)       ACQUIRING FUND
-------------------------------------------------------------------------------------------------------------------

Net Assets...................................                $3,812,137             $2,999,264            $6,811,401
Net Asset Value per Share....................                     $9.27                  $8.10                 $8.10
Shares Outstanding...........................                   411,451                370,239               840,873

                                                                               USAZ VAN
                                                                                KAMPEN
                                                          AZOA                 EMERGING              PRO FORMA
                                                      GROWTH FUND            GROWTH FUND             COMBINED
                                                    (ACQUIRED FUND)        (ACQUIRING FUND)       ACQUIRING FUND
-------------------------------------------------------------------------------------------------------------------

Net Assets...................................               $11,376,004             $6,208,887           $17,584,891
Net Asset Value per Share....................                     $7.67                  $9.22                 $9.22
Shares Outstanding...........................                 1,482,587                673,335             1,907,175



                                                      AZOA GLOBAL           USAZ TEMPLETON
                                                     OPPORTUNITIES            DEVELOPED              PRO FORMA
                                                          FUND               MARKET FUND             COMBINED
                                                    (ACQUIRED FUND)        (ACQUIRING FUND)       ACQUIRING FUND
-------------------------------------------------------------------------------------------------------------------

Net Assets...................................                $7,066,615             $5,323,835           $12,390,450
Net Asset Value per Share....................                     $6.49                 $10.25                $10.25
Shares Outstanding...........................                 1,089,356                519,178             1,208,604


                                                      FUND B        FUND C                                   PRO FORMA
                                                      ------        ------
                                        FUND A         AZOA          PVIT        PRO FORMA     PRO FORMA     COMBINED
                                        ------
                                      AZOA FIXED    DIVERSIFIED  -------------   COMBINED      COMBINED      ACQUIRING
                                      INCOME FUND   ASSETS FUND  TOTAL RETURN    ACQUIRING     ACQUIRING    FUND (FUND
                                       (ACQUIRED     (ACQUIRED    (ACQUIRING    FUND (FUND    FUND (FUND   A + FUND B +
                                         FUND)         FUND)         FUND)      A + FUND C)   B + FUND C)     FUND C)
-------------------------------------------------------------------------------------------------------------------
Net Assets (in thousands)........          $21,791       $15,625      $368,054      $389,845      $383,679      $405,470
Net Asset Value Per Share:
   AZOA/PVIT

     Administrative Class........           $10.35         $9.66         $9.89         $9.89         $9.89         $9.89
   PVIT Institutional Class......               NA            NA         $9.89         $9.89         $9.89         $9.89
Shares Outstanding (in thousands):
   AZOA/PVIT

     Administrative Class........            2,106         1,618        33,650        35,853        35,230        37,433
   PVIT Institutional Class......               NA            NA         3,562         3,562         3,562         3,562

           INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

ACQUIRING FUNDS

         The Acquiring Funds are subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Acquiring Funds can be obtained by calling or writing the Acquiring Funds at the following addresses:

                    For the USAZ Van Kampen Aggressive Growth Fund,
                      USAZ Van Kampen Emerging Growth Fund,
                   and USAZ Templeton Developed Markets Fund:

                               USAllianz VIP Funds
                                3534 Stelzer Road
                              Columbus, Ohio 43219
                                 1-877-833-7113

                      For the PIMCO Total Return Portfolio:

                         PIMCO Variable Insurance Trust
                       840 Newport Center Drive, Suite 300
                             Newport Beach, CA 92660
                                 1-800-927-4648

         Copies can also be inspected and copied by the public at the following locations of the SEC:

           Public Reference Room                       Midwest Regional Office
           450 Fifth Street, N.W.                    Citicorp Center, Suite 1400
                 Room 1024                             500 West Madison Street
           Washington, D.C. 20549                      Chicago, Illinois 60661

         Copies of the information also may be obtained by mail from the Public Reference Section of the SEC, 450 Fifth Street, N.W., Room 1024, Washington D.C. 20549, at prescribed rates. Further information on the operations of the public reference facilities may be obtained by calling 1-800-SEC-0330. In addition, the SEC maintains an Internet site that contains copies of the information. The address of the site is http://www.sec.gov.

ACQUIRED FUNDS

         The Acquired Funds are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Acquired Funds can be obtained by calling or writing the Acquired Funds at the address below.

                               USAllianz VIP Funds
                                3534 Stelzer Road
                              Columbus, Ohio 43219
                                 1-877-833-7113

         Copies can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov.

                               VOTING INFORMATION

         This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the Acquired Funds of voting instruction forms for use at the Special Meeting of Shareholders (the "Special Meeting") to be held on November 6, 2002 at 10 a.m., Eastern Time at 3435 Stelzer Road, Columbus, Ohio 43219, and at any adjournments thereof.

         Each Acquired Fund issued and sold its shares to Allianz Life Variable Account A and Allianz Life Variable Account B, which are separate accounts of Allianz Life, and to Preferred Life Variable Account C, which is a separate account of Preferred Life. These Separate Accounts hold shares of mutual funds, including the Acquired Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Allianz Life and Preferred Life. As the owners of the assets held in the Separate Accounts, Allianz Life and Preferred Life are the sole shareholders of the Acquired Funds and are entitled to vote all of the shares of each Acquired Fund. However, pursuant to applicable laws, Allianz Life and Preferred Life vote outstanding shares of the Acquired Funds in accordance with instructions received from the owners of the annuity and life insurance contracts. This Prospectus/Proxy Statement is being delivered to annuity and life insurance contract owners who, by virtue of their ownership of the contracts, beneficially owned shares of one or more of the Acquired Funds as of the record date, so that they may instruct Allianz Life and Preferred Life how to vote the shares of the Acquired Funds underlying their contracts.

         You have the right to instruct Allianz Life or Preferred Life on how to vote the shares held under your contract. If you execute and return your voting instruction form, but do not provide voting instructions, Allianz Life and Preferred Life will vote the shares underlying your contract in favor of each proposal. Allianz Life and Preferred Life will vote any shares for which they do not receive a voting instruction form, and any shares which they or their affiliates hold for their own account, in proportionately the same manner as shares for which they have received voting instructions.

         In order for the shareholder meeting to go forward in respect of any Acquired Fund, there must be a quorum. This means that at least 25% of the Fund's shares must be represented at the meeting either in person or by proxy. Because Allianz Life and Preferred Life are the only shareholders of the Acquired Funds, their presence at the meeting in person or by proxy will meet the quorum requirement. If a quorum is not obtained or if sufficient votes to approve the Reorganization are not received with respect to any Acquired Fund, the entities named as proxies may propose one or more adjournments of the meeting with respect to that Fund to permit further solicitation of voting instructions. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

         You may revoke your voting instructions up until voting results are announced at the meeting or any adjournment of the meeting by giving written notice to Allianz Life or Preferred Life prior to the meeting, by executing and returning to Allianz Life or Preferred Life a later dated form, or by attending the meeting and voting in person. If you need a new voting instruction form, please call the Acquired Funds at (763) 765-5809 and a new voting instruction form will be sent to you. If you return an executed form without voting instructions, your shares will be voted "for" each proposal.

         USAllianz Advisers, LLC or its affiliates will pay all costs of solicitation, including the cost of preparing and mailing the notice of joint special meeting of shareholders and this proxy statement to contract owners. Representatives of the Acquiring Funds, without cost to the Acquired Funds, may solicit voting instructions from contract owners by means of mail, telephone, or personal calls.

OUTSTANDING SHARES AND VOTING REQUIREMENTS

         Those individuals owning contracts representing shares at the close of business on September 20, 2002 may provide voting instructions for the meeting or any adjournment of the meeting. The number of shares outstanding for each Acquired Fund on that date is listed on the table below. To the best knowledge of each Acquired Fund, no person other than Allianz Life or Preferred Life owned, of record or beneficially, 5% or more of the outstanding shares of any of the Acquired Funds as of September 20, 2002. Information as of that date with regard to Allianz Life' and Preferred Life' ownership in each Fund of which it owned more than 5% of the outstanding shares is provided below:

                                                                     PERCENT OF                      PERCENT OF
                                                    SHARES OWNED    OUTSTANDING     SHARES OWNED OUTSTANDING SHARES
                                         SHARES      BY ALLIANZ   SHARES OWNED BY   BY PREFERRED     OWNED BY
                FUND                  OUTSTANDING     LIFE(1)       ALLIANZ LIFE      LIFE(1)      PREFERRED LIFE
                ----                  -----------     -------       ------------      -------      --------------
USAZ Strategic Growth Fund
AZOA Growth Fund
AZOA Global Opportunities Fund
AZOA Fixed Income Fund
AZOA Diversified Assets Fund
..........

(1) The address of Allianz Life is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Preferred Life is 152 West 57th Street, 18th Floor, New York, New York 10019.

         Approval of the Plan with respect to an Acquired Fund requires the affirmative vote, in person or by proxy, of a majority of the outstanding shares of the Fund on the record date, September 20, 2002. Each share is entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value per share held by a shareholder on the record date. Shareholders will not be entitled to cumulative voting or appraisal rights with respect to the proposal. In the event that shareholders of one or more of the

Acquired Funds do not approve the Plan, the Reorganization will proceed with respect to those Acquired Funds that have approved the Plan, subject to certain other conditions being met. The votes of shareholders of the Acquiring Funds are not being solicited since their approval is not required in order to effect the Reorganization.

OTHER MATTERS

         Management of the Acquired Funds knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named on the voting instruction form intend to vote thereon in accordance with their best judgment.

BOARD RECOMMENDATION

         After carefully considering the issues involved, the Board of Trustees of the Acquired Funds has unanimously concluded that the proposed Reorganization is in the best interests of shareholders. The Board of Trustees of the Acquired Funds recommends that you vote to approve the Plan. Whether or not you expect to attend the Special Meeting, you are urged to promptly sign, fill in and return the enclosed voting instruction form.

                                   APPENDIX A
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                                   [Fund Name]

         THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of ________________, 2002, between _______________, a Delaware business trust, on behalf of each segregated portfolio of assets thereof ("series") listed on Schedule A to this Agreement ("Schedule A") (each, an "Acquiring Fund," and __________, in such capacity, the "Acquiring Trust"), and USAllianz Variable Insurance Products Trust, on behalf of each corresponding series thereof listed on Schedule A (each, a "Target Fund," and USAllianz Variable Insurance Products Trust, in such capacity, the "Target Trust"). (Each Acquiring Fund and Target Fund is sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Acquiring Trust and Target Trust are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations and warranties, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Acquiring Trust on behalf of each Acquiring Fund and by Target Trust on behalf of each Target Fund. USAllianz Advisers, LLC is a party to this Agreement solely as to Section 8.1 hereof.

         The Investment Companies wish to effect _______ separate reorganizations, which are not intended to qualify as "reorganizations" under section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations under section 368 of the Code (the "Regulations"). Each Target Fund has a single class of shares and each Acquiring Fund has _______ classes of shares. Each reorganization will involve the transfer of the assets of a Target Fund, subject to the liabilities of such Target Fund, to the corresponding Acquiring Fund listed on Schedule A, in exchange solely for shares of such Acquiring Fund ("Acquiring Fund Shares"), followed by the constructive distribution of those shares pro rata to the holders of shares of that Target Fund ("Target Fund Shares"), all on the terms and conditions set forth herein. (All such transactions involving each Target Fund and its corresponding Acquiring Fund are referred to herein as a "Reorganization.") For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquiring Fund, and one Target Fund, but the provisions of this Agreement shall apply separately to each Reorganization. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

         In consideration of the mutual promises contained herein, the parties agree as follows:

1.       PLAN OF REORGANIZATION

         1.1. Subject to approval by Target Fund shareholders and to the other terms and conditions set forth herein and on the basis of the representations and warranties contained herein, Target Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund and Acquiring Fund agrees in exchange therefor (a) to assume all of the liabilities of Target Fund described in paragraph 1.3 ("Liabilities"), and (b) to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the value of the Assets of the Target Fund less the Liabilities of the Target Fund by the net asset value ("NAV") of an Acquiring Fund Share (both computed as set forth in paragraph 2.1). Such transactions shall take place at the Closing (as defined in paragraph 3.1).

         1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target Fund's books, and other property owned by Target Fund at the Effective Time (as defined in paragraph 3.1).

         1.3. The Liabilities shall include all liabilities, debts, obligations, and duties of whatever kind or nature of the Target Fund at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement, including any obligation to indemnify the trustees of Target Trust, acting in their capacities as such, to the fullest extent permitted by law and the agreement and declaration of trust ("Trust Instrument") and bylaws of Target Trust.

         1.4. At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (as defined in section 852(b)(2) of the Code but computed without regard to any deduction for dividends paid) and substantially all of its net capital gain (as defined in section 852(b)(3) of the Code, but computed without regard to any deduction for capital gain dividends) for the current taxable year through the Effective Time.

         1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund's shareholders of record, determined as of the Effective Time (each, a "Shareholder"), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by Acquiring Trust's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

         1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Target Trust shall wind up the affairs of Target Fund and shall file any required final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to Target Fund.

         1.7. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund's books of the Target Fund Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.       VALUATION

         For purposes of paragraph 1.1(b), the value of the Assets and the Liabilities and the NAV of an Acquiring Fund Share shall be computed as of the close of business on the date of the Closing (the "Valuation Time"). The NAV of an Acquiring Fund Share shall be computed using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information ("SAI"). The value of the Assets and Liabilities shall be computed using the valuation procedures set forth in the Acquiring Fund's then current prospectus and SAI, subject to adjustment by the amount, if any, agreed to by Acquiring Trust and Target Trust. Acquiring Trust and Target Trust agree to use all commercially reasonable efforts to resolve any material differences between the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Target Fund and the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Acquiring Fund prior to the Valuation Time.

3.       CLOSING AND EFFECTIVE TIME

         3.1. The Reorganization, together with related acts necessary to consummate the same (the "Closing"), shall occur at the offices of Dorsey & Whitney LLP, 50 South Sixth Street, Minneapolis, Minnesota 55402, on or about ______________, 2002, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree (the "Effective Time"). If, immediately before the Valuation Time, (a) the New York Stock Exchange is closed to trading or trading thereon is restricted or
(b) trading or the reporting of trading on that exchange or elsewhere is disrupted, so that accurate appraisal of the value of the Assets and Liabilities and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has fully resumed and such reporting has been restored.

         3.2. Target Trust shall deliver to Acquiring Trust at the Closing a schedule of the Assets and Liabilities as of the Effective Time, with values determined as provided in Section 2 of this Agreement, which shall set forth for all portfolio securities included therein and all other Assets, their adjusted basis and holding period, by lot, for federal income tax purposes all as of the Valuation Time, certified on the Acquired Fund's behalf by the Target Trust's President (or any Vice President) and Treasurer. Target Trust's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred in proper form to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

         3.3. Target Trust's transfer agent shall deliver to Acquiring Trust at the Closing a statement of an authorized officer thereof certifying that its records contain the names and addresses of the Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each Shareholder, all as of the Effective Time. Acquiring Trust's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Acquiring Trust shall issue and deliver a confirmation to Target Trust evidencing the Acquiring Fund Shares to be credited to Target Fund at the Effective Time or provide evidence satisfactory to Target Trust that such Acquiring Fund Shares have been credited to Target Fund's account on Acquiring Fund's books. At the Closing, each Investment Company shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other Investment Company or its counsel reasonably requests.

         3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance reasonably satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.       REPRESENTATIONS AND WARRANTIES

         4.1.  Target Trust represents and warrants as follows:

                  4.1.1. Target Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, with the power under its Declaration of Trust to own all of its properties and assets and to carry on the business being conducted; and its certificate of trust is on file with the Secretary of the State of Delaware;

                  4.1.2. Target Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and such registration is in full force and effect; and the registration of shares of the Acquired Funds under the Securities Act of 1933, as amended, (the "1933 Act") is in full force and effect;

                  4.1.3. Target Fund is a duly established and designated series of Target Trust; and all Target Fund Shares outstanding at the Effective Time will have been duly authorized and duly and validly issued and outstanding shares of Target Fund, fully paid and non-assessable;

                  4.1.4. At the Closing, Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

                  4.1.5. Target Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  4.1.6. Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Target Trust's Trust Instrument or bylaws or of any agreement, instrument, lease, or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Acquiring Trust;

                  4.1.7. Except as otherwise disclosed in writing to and accepted by Acquiring Trust, all contracts and other commitments and liabilities of or applicable to Target Fund (including, but not limited to, amounts owed to service providers or vendors for any operating expenses incurred by Target Fund up to the Effective Time, and any amounts owed by the Target Fund under applicable expense limitation or waiver agreements) (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, discharged, and paid in full by Target Fund, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

                  4.1.8. Except as otherwise disclosed in writing to and accepted by Acquiring Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target Trust's knowledge) threatened against Target Trust or any of its properties or assets that, if adversely determined, would materially and adversely affect Target Fund's financial condition or the conduct of its business; and Target Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Target Trust's board of trustees; and, subject to approval by Target Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target Fund's shareholders;

                  4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Target Trust, except for (a) the filing with the Securities and Exchange Commission (the "SEC") of a registration statement by Acquiring Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto (the "Registration Statement"), including therein a prospectus/proxy statement (the "Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

                  4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and
         (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Acquiring Trust for use therein;

                  4.1.13. There are no Liabilities other than Liabilities disclosed or provided for in Target Trust's financial statements referred to in paragraph 4.1.16 and Liabilities incurred by Target Fund in the ordinary course of its business subsequent to December 31, 2001, or otherwise previously disclosed to Acquiring Trust, none of which has been materially adverse to the business, assets, or results of Target Fund's operations;

                  4.1.14. Target Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code (a "RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

                  4.1.15. Target Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended December 31, 2001 have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

                  4.1.16. Target Trust's financial statements for the year ended December 31, 2001 delivered to Acquiring Trust fairly represent Target Fund's financial position as of such date and the results of its operations and changes in its net assets for the period then ended.

         4.2.  Acquiring Trust represents and warrants as follows:

                  4.2.1. Acquiring Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, with the power under its Declaration of Trust to own all of its properties and assets and to carry on the business being conducted; and its certificate of trust is on file with the Secretary of the State of Delaware;

                  4.2.2. Acquiring Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time; and the registration of shares of the Acquiring Funds under the 1933 Act is in full force and effect;

                  4.2.3. Acquiring Fund is a duly established and designated series of Acquiring Trust;

                  4.2.4. No consideration other than Acquiring Fund Shares will be issued in exchange for the Assets in the Reorganization;

                  4.2.5. The Acquiring Fund Shares to be issued and delivered to Target Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

                  4.2.6. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Acquiring Trust's agreement and declaration of trust ("Trust Instrument") or bylaws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Target Trust;

                  4.2.8. Except as otherwise disclosed in writing to and accepted by Target Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Trust's knowledge) threatened against Acquiring Trust or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Acquiring Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Acquiring Trust's board of trustees (together with Target Trust's board of trustees, the "Boards"); no approval of this Agreement by Acquiring Fund's shareholders is required under Acquiring Trust's Trust Instrument or bylaws, or applicable law; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Acquiring Trust, except for (a) the filing with the

         SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

                  4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and
         (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Target Trust for use therein;

                  4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

                  4.2.13. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended December 31, 2001 have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

                  4.2.14. Acquiring Trust's financial statements for the year ended December 31, 2001 delivered to Target Trust fairly represent Acquiring Fund's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

         4.3.  Each Investment Company represents and warrants as follows:

                  4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Fund Shares constructively surrendered in exchange therefor;

                  4.3.2. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization; and

                  4.3.3. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount.


5.       COVENANTS

         5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that such ordinary course will include declaring and paying customary dividends and other distributions (including the dividend and/or other distribution referred to in paragraph 1.4) and changes in operations contemplated by each Fund's normal business activities.

         5.2. Target Fund covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

         5.3. Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

         5.4. Target Fund covenants that it will assist Acquiring Trust in obtaining information Acquiring Trust reasonably requests concerning the beneficial ownership of Target Fund Shares.

         5.5. Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Acquiring Trust at the Closing.

         5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

         5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

         5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

         5.9. Target Fund covenants that immediately prior to the Effective Time, it will not hold: (a) any Assets which are not permitted investments for Acquiring Fund by reason of charter limitations or investment restrictions disclosed in the Acquiring Fund's prospectus and statement of additional information in effect at the Effective Time; or (b) any other Assets that the Acquiring Fund requests that the Target Fund dispose of prior to the Effective Time.

         5.10. Target Fund and Acquiring Fund covenant that if they are advised by counsel that exemptive relief from Section 17(a) of the 1940 Act is required in order to complete the transactions contemplated hereby, they will use all reasonable efforts to obtain such exemptive relief from the SEC.

         5.11. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.       CONDITIONS PRECEDENT

         Each Fund's obligations hereunder shall be subject to (a) performance by the corresponding Fund of all its obligations and covenants to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the corresponding Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

         6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target Fund's shareholders in accordance with Target Trust's Trust Instrument and bylaws and applicable law.

         6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby (including, without limitation, the exemptive relief from Section 17(a) of the 1940 Act referred to in paragraph 5.10 if such is required) shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

         6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

         6.4.  Target  Trust  shall  have  received  an  opinion  of
__________,   counsel  to  Acquiring   Trust, substantially to the effect that:

                  6.4.1. Acquiring Fund is a duly established series of Acquiring Trust, a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Trust Instrument to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

                  6.4.2. This Agreement has been duly authorized, executed, and delivered by Acquiring Trust on behalf of Acquiring Fund; no approval of this Agreement by Acquiring Fund's shareholders is required under Acquiring Trust's Trust Instrument or bylaws, or applicable law; and assuming due authorization, execution, and delivery of this Agreement by Target Trust on behalf of Target Fund, this Agreement is a valid and legally binding obligation of Acquiring Trust with respect to Acquiring

         Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

                  6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Acquiring Trust's Trust Instrument or bylaws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Acquiring Trust (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Trust (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Target Trust;

                  6.4.5. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Trust (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

                  6.4.6. Acquiring Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

                  6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Acquiring Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) Acquiring Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target Trust.

In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

         6.5. Acquiring Trust shall have received an opinion of Dorsey & Whitney LLP, counsel to Target Trust, substantially to the effect that:

                  6.5.1. Target Fund is a duly established series of Target Trust, a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its

         Trust Instrument to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.;

                  6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Target Trust on behalf of Target Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Acquiring Trust on behalf of Acquiring Fund, is a valid and legally binding obligation of Target Trust with respect to Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Target Trust's Trust Instrument or bylaws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Target Trust (with respect to Target Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Trust (with respect to Target Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Acquiring Trust;

                  6.5.4. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Trust (on behalf of Target Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

                  6.5.5. Target Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

                  6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Target Trust (with respect to Target Fund) or any of its properties or assets attributable or allocable to Target Fund and (b) Target Trust (with respect to Target Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Acquiring Trust.

In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

         6.6. Each Investment Company shall have received an opinion of Dorsey & Whitney LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences of the Reorganization (the "Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and the certificates delivered pursuant to paragraph
3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, the Reorganization will be treated as a taxable purchase and sale of assets for federal income tax purposes and will not qualify as a reorganization within the meaning of section 368(a)(1) of the Code.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 6.1 and 6.2) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

7.       BROKERAGE FEES

         Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.       EXPENSES; INDEMNIFICATION

                  8.1 USAllianz Advisers, LLC hereby agrees that the cost of the transactions contemplated by this Agreement shall be borne by it and/or its affiliates. USAllianz Advisers, LLC further agrees to indemnify and hold harmless each Shareholder and each beneficial owner of Target Fund shares, each shareholder of record and each beneficial owner of Acquiring Fund shares, the Target Fund, and the Acquiring Fund, from and against any taxes, penalties and interest imposed upon them as a result of (a) the Reorganization not qualifying as a "reorganization" under section 368(a)(1) of the Code or (b) any final determination by a court of competent jurisdiction or administrative determination that the Reorganization, although treated by the parties for Federal income tax purposes as not qualifying as a "reorganization" under section 368(a)(1) of the Code, in fact was such a "reorganization."

                  8.2 Acquiring Trust and Acquiring Fund agree to indemnify and hold harmless Target Trust, Target Fund and each of Target Trust's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Target Trust, Target Fund or any of Target Trust's trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Acquiring Trust or Acquiring Fund of any of their representations, warranties, covenants or agreements set forth in this Agreement.

                  8.3 Target Trust and Target Fund agree to indemnify and hold harmless Acquiring Trust, Acquiring Fund and each of Acquiring Trust's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Acquiring Trust, Acquiring Fund or any of Acquiring Trust's trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Target Trust or Target Fund of any of their representations, warranties, covenants or agreements set forth in this Agreement.

9.       ENTIRE AGREEMENT; NO SURVIVAL

         Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

10.      TERMINATION OF AGREEMENT

         This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund's shareholders:

         10.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2002; or

         10.2.  By the parties' mutual agreement.

In the event of termination under paragraphs 10.1(c) or 10.2, there shall be no liability for damages on the part of either Fund to the other Fund.

11.      AMENDMENT

         This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following such approval no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to Target Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.      MISCELLANEOUS

         12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

         12.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

         12.3. The Trust Instrument of each Investment Company provides that the trustees and officers of such Investment Company are not personally liable for the obligations of such Investment Company.

         12.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         [signature page follows]

         IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

                       [USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST or PIMCO VARIABLE INSURANCE TRUST] on behalf of its series,

                       [Acquiring Fund Names]


                       By:  ___________________________________

                       Its:  ___________________________________



                       USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST on behalf of its series,

                       [Target Fund Names]


                       By:  ___________________________________

                       Its:  ___________________________________



                       Solely as to Section 8.1 above:

                       USALLIANZ ADVISERS, LLC


                       By:  ___________________________________

                       Its:  ___________________________________

                                   SCHEDULE A

                                          CORRESPONDING ACQUIRING
TARGET FUND                               FUND

[Target Fund Names]                       [Acquiring Fund Names]

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED __________, 2002

                          ACQUISITION OF THE ASSETS OF

                           USAZ STRATEGIC GROWTH FUND
                                AZOA GROWTH FUND
                         AZOA GLOBAL OPPORTUNITIES FUND
                             AZOA FIXED INCOME FUND
                         AZOA DIVERSIFIED ASSETS FUND
         (EACH A SERIES OF USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST)

                              55 GREENS FARMS ROAD
                           WESTPORT, CONNECTICUT 06881
                            TELEPHONE: 1-877-833-7113

                        BY AND IN EXCHANGE FOR SHARES OF
                     USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
                      USAZ VAN KAMPEN EMERGING GROWTH FUND
                      USAZ TEMPLETON DEVELOPED MARKETS FUND
          (EACH A SERIES OF USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST)

                             5701 GOLDEN HILLS DRIVE
                          MINNEAPOLIS, MINNESOTA 55416
                            TELEPHONE: 1-877-833-7113

                          PIMCO TOTAL RETURN PORTFOLIO
                  (A SERIES OF PIMCO VARIABLE INSURANCE TRUST)

                       840 NEWPORT CENTER DRIVE, SUITE 300
                         NEWPORT BEACH, CALIFORNIA 92660
                            TELEPHONE: 1-800-927-4648

         This Statement of Additional Information relates specifically to the reorganization of the five series of USAllianz Variable Insurance Products Trust referenced above (each an "Acquired Fund") into the respective series of USAllianz Variable Insurance Products Trust and PIMCO Variable Insurance Trust referenced above (each an "Acquiring Fund"). Pursuant to this reorganization, each Acquiring Fund would acquire all of the assets of a corresponding Acquired Fund (or, in the case of PIMCO Total Return Portfolio, of two corresponding Acquired Funds) that has substantially similar investment objectives and strategies, except as described in the Prospectus/Proxy Statement dated __________, 2002, and Acquiring Fund shares would be distributed pro rata by each Acquired Fund to the holders of its shares, in complete liquidation of the Acquired Fund. For the name of the Acquiring Fund into which your Acquired Fund would be reorganized, see "Summary-About the Proposed Reorganization" in the Prospectus/Proxy Statement dated __________, 2002.

         This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated __________, 2002 relating to the above-referenced matters may be obtained from the Acquired Funds at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                          TABLE OF CONTENTS

I.  Additional Information About the Acquiring Funds and the Acquired Funds... 2
II. Financial Statements.......................................................2
III.Pro Forma Financial Statements.............................................2

      I. ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

         This Statement of Additional Information is accompanied by the following documents which contain additional information about the Acquiring Funds and the Acquired Funds and which are incorporated by reference herein:

         1. The Statement of Additional Information dated May 1, 2002 of USAllianz Variable Insurance Products Trust (the "VIP Trust"), in the form filed by the VIP Trust with the Securities and Exchange Commission (the "SEC") on April 26, 2002 pursuant to Rule 497 (Registration Nos. 333-83423 and 811-9491), EDGAR Accession Number 0000950152-02-003391.

         2. The Statement of Additional Information dated May 1, 2002 of PIMCO Variable Insurance Trust (the "PIMCO Trust") in the form filed by the PIMCO Trust with the SEC on May 3, 2002 pursuant to Rule 497 (Registration Nos. 333-37115 and 811-8399), EDGAR Accession Number 0001017062-02-000813.

       II.      FINANCIAL INFORMATION

         Historical financial information regarding the Acquiring Funds and the Acquired Funds is included in the following documents which accompany this Statement of Additional Information and which are incorporated by reference herein:

         1. The VIP Trust's Annual Report for the fiscal year ended December 31, 2001, in the form filed by the VIP Trust with the SEC on March 5, 2002, EDGAR Accession Number 0000950109-02-001159.

         2. The PIMCO Trust's Annual Report for its Total Return Portfolio (then known as Total Return Bond Portfolio), Administrative Class Shares, for the fiscal year ended December 31, 2001, in the form filed by the PIMCO Trust with the SEC on March 7, 2002, EDGAR Accession Number 0001017062-02-000371.

       III.     PRO FORMA FINANCIAL STATEMENTS

         Set forth on the following pages are pro forma financial statements which are presented to show the effect of the proposed acquisition of each Acquired Fund by the corresponding Acquiring Fund as if such acquisition had taken place as of the close of business on December 31, 2001. Pro forma financial statements are included for the following three fund reorganizations:
USAZ Strategic Growth Fund into USAZ Van Kampen Aggressive Growth Fund, AZOA Growth Fund into USAZ Van Kampen Emerging Growth Fund and AZOA Global Opportunities Fund into USAZ Templeton Developed Markets Fund. Pursuant to Item 14(a)(2) of the instructions to Part B of From N-14, pro forma financial statements are not included for the reorganization of the AZOA Fixed Income Fund into the PIMCO Total Return Portfolio and the AZOA Diversified Assets Fund into the PIMCO Total Return Portfolio because the net asset value of the fund being acquired does not exceed ten percent of the acquiring fund's net asset value.


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001
(UNAUDITED)

                                                                               USAZ
                                                               USAZ          VAN KAMPEN
                                                         STRATEGIC GROWTH AGGRESSIVE GROWTH                PRO FORMA
                                                               FUND             FUND         ADJUSTMENTS   COMBINED
                                                           -------------  -----------------  -----------  ------------
Assets
Investments, at value (Cost $3,495,031; 2,786,201; and
$6,281,232, respectively)                                   $ 3,800,439        $ 3,000,061                 $ 6,800,500
Interest and dividends receivable                                   940                642                       1,582
Receivable for investments sold                                 288,991            205,867                     494,858
Prepaid expenses and other assets                                 9,229              7,423                      16,652
                                                           -------------  -----------------               -------------
              Total Assets                                    4,099,599          3,213,993                   7,313,592
                                                           -------------  -----------------               -------------
LIABILITIES
Payable to custodian                                                 93                313                         406
Payable for investments purchased                               280,536            207,356                     487,892
Investment advisory fees                                              -                  -                           -
Distribution fees                                                   795                608                       1,403
Other                                                             6,038              6,452                      12,490
                                                           -------------  -----------------               -------------
              Total Liabilities                                 287,462            214,729                     502,191
                                                           -------------  -----------------               -------------
NET ASSETS                                                  $ 3,812,137        $ 2,999,264                 $ 6,811,401
                                                           =============  =================               =============

NET ASSETS CONSIST OF:
Capital                                                     $ 3,925,789        $ 3,191,136                 $ 7,116,925
Accumulated net realized loss on investments                   (419,060)          (405,732)                   (824,792)
Net unrealized appreciation/depreciation on investments         305,408            213,860                     519,268
                                                           -------------  -----------------               -------------
NET ASSETS                                                  $ 3,812,137        $ 2,999,264                 $ 6,811,401
                                                           =============  =================               =============

Shares of beneficial interest (unlimited shares authorized)     411,451            370,239                     840,873
Net Asset Value (offering and redemption price per share)        $ 9.27             $ 8.10                      $ 8.10
                                                           =============  =================               =============



          See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
PRO FORMA COMBINED STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM MAY 1, 2001* TO DECEMBER 31, 2001.
(UNAUDITED)

                                                                                        USAZ
                                                                     USAZ            VAN KAMPEN
                                                               STRATEGIC GROWTH   AGGRESSIVE GROWTH                  PRO FORMA
                                                                     FUND                FUND         ADJUSTMENT      COMBINED
                                                              -----------------  ------------------ --------------  -----------
Investment Income:
Interest                                                               $ 7,314             $ 2,620                     $ 9,934
Dividends (net of foreign withholding tax of $5; $7;
and $12, respectively)                                                   6,435               3,147                       9,582
                                                              -----------------  ------------------                 -----------
                    Total Investment Income                             13,749               5,767                      19,516
                                                              -----------------  ------------------                 -----------
EXPENSES:
Investment advisory fees                                                15,994               9,805           (789)      25,010
Administration fees                                                     46,655              46,686        (46,355)      46,986
Distribution fees                                                        4,209               2,723             15        6,947
Fund accounting fees                                                     2,732               4,041                       6,773
Audit fees                                                               2,375               1,847                       4,222
Custodian fees                                                           4,962               7,357                      12,319
Legal fees                                                               6,136               4,963                      11,099
Trustees' fees                                                           1,050                 650                       1,700
Other expenses                                                           6,259               4,784                      11,043
                                                              -----------------  ------------------                 -----------
Total expenses before waivers/reimbursements                            90,372              82,856                     126,099
Less expenses waived/reimbursed                                        (71,842)            (69,239)        49,718      (91,363)
                                                              -----------------  ------------------                 -----------
Net Expenses                                                            18,530              13,617                      34,736
                                                              -----------------  ------------------                 -----------
Net Investment Income/(Loss)                                            (4,781)             (7,850)                    (15,220)
                                                              -----------------  ------------------                 -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON
INVESTMENTS:
Net realized losses on investment transactions                        (419,060)           (405,732)                   (824,792)
Change in unrealized appreciation/depreciation in investments          305,408             213,860                     519,268
                                                                                                                    -----------
                                                              -----------------  ------------------                 -----------
Net realized and unrealized losses on investments                     (113,652)           (191,872)                   (305,524)
                                                              -----------------  ------------------                 -----------
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                          $ (118,433)         $ (199,722)                 $ (320,744)
                                                              =================  ==================                 ===========

* Commencement of operations.


          See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND

                                       PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   DECEMBER 31,2001 (UNAUDITED)

   USAZ            USAZ VAN                                                           USAZ        USAZ VAN
 STRATEGIC         KAMPEN       COMBINED                                             STRATEGIC     KAMPEN       COMBINED
  Growth      Aggressive Growth Shares  Description                                   GROWTH  Aggressive Growth MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                          COMMON STOCKS
                          Consumer Discretionary
  490                 380          870  Activision, Inc. *                             $ 12,745    $ 9,884     $ 22,629
  460                 365          825  Applebee's International, Inc.                   15,732     12,483       28,215
  470                 350          820  AutoZone, Inc. *                                 33,745     25,130       58,875
  500                 380          880  Bed Bath & Beyond, Inc. *                        16,950     12,882       29,832
  560                 410          970  Best Buy Company, Inc. *                         41,708     30,536       72,244
  680                 540        1,220  Blockbuster, Inc., Class A                       17,136     13,608       30,744
  490                 390          880  CBRL Group, Inc.                                 14,426     11,482       25,908
  490                 380          870  CDW Computer Centers, Inc. *                     26,318     20,410       46,728
  240                 190          430  Centex Corp.                                     13,702     10,847       24,549
  460                 350          810  Circuit City Stores, Inc. - CarMax Group *       10,460      7,959       18,419
1,250                 980        2,230  Circuit City Stores, Inc. - Circuit City Group   32,437     25,430       57,867
  620                 480        1,100  Dollar Tree Stores, Inc. *                       19,164     14,837       34,001
  475                 350          825  eBay, Inc. *                                     31,777     23,415       55,192
  870                 650        1,520  Gemstar-TV Guide International, Inc*             24,099     18,005       42,104
  250                 180          430  GTECH Holdings Corp. *                           11,323      8,152       19,475
  230                 180          410  International Speedway Corp.                      8,993      7,038       16,031
  230                 180          410  Johnson Controls, Inc.                           18,573     14,535       33,108
  250                 190          440  Lands' End, Inc.                                 12,540      9,530       22,070
  490                 380          870  Lowe's Companies, Inc.                           22,741     17,636       40,377
  460                 370          830  Michaels Stores, Inc. *                          15,157     12,192       27,349
  510                 380          890  New York Times Co., Class A                      22,058     16,435       38,493
  400                 290          690  Nike, Inc., Class B                              22,496     16,310       38,806
1,370               1,060        2,430  Office Depot, Inc. *                             25,400     19,652       45,052
  460                 350          810  O'Reilly Automotive, Inc. *                      16,776     12,765       29,541
  440                 340          780  Pier 1 Imports, Inc.                              7,630      5,896       13,526
  520                 390          910  Ross Stores, Inc.                                16,682     12,511       29,193
  460                 350          810  Sonic Automotive, Inc. *                         10,782      8,204       18,986
  460                 350          810  Ticketmaster, Class B *                           7,539      5,737       13,276
  680                 540        1,220  TJX Companies, Inc.                              27,105     21,524       48,629
  510                 380          890  TMP Worldwide, Inc. *                            21,879     16,302       38,181
  760                 570        1,330  Univision Communications, Inc. *                 30,750     23,062       53,812
  720                 570        1,290  USA Networks, Inc. *                             19,663     15,567       35,230
  460                 350          810  Whole Foods Market, Inc. *                       20,038     15,246       35,284
  380                 270          650  Williams-Sonoma, Inc. *                          16,302     11,583       27,885
                                                                                                              ---------
                                                                                                              1,171,611
                                                                                                              ---------
                          Consumer Staples
  230                 180          410  Church & Dwight Company, Inc.                     6,125      4,793       10,918
  910                 710        1,620  Dial Corp.                                       15,607     12,177       27,784
  490                 380          870  General Mills, Inc.                              25,484     19,763       45,247
  740                 580        1,320  Hormel Foods Corp.                               19,884     15,585       35,469
  230                 180          410  McCormick & Company, Inc.                         9,653      7,555       17,208
  640                 470        1,110  Smithfield Foods, Inc. *                         14,106     10,359       24,465
                                                                                                              ---------
                                                                                                                161,091
                                                                                                              ---------
                          Energy
  506                 385          891  Apache Corp.                                     25,239     19,204       44,443
1,100                 860        1,960  Baker Hughes, Inc.                               40,117     31,364       71,481
1,360               1,060        2,420  BJ Services Co. *                                44,132     34,397       78,529
  490                 390          880  EOG Resources, Inc.                              19,164     15,253       34,417
  490                 390          880  Smith International, Inc. *                      26,274     20,912       47,186
  980                 770        1,750  Weatherford International, Inc. *                36,515     28,690       65,205
                                                                                                              ---------
                                                                                                                341,261
                                                                                                              ---------
                          Financials
  760                 570        1,330  AmeriCredit Corp. *                              23,978     17,984       41,962
  460                 350          810  Arthur J. Gallagher & Co.                        15,865     12,072       27,937
  710                 540        1,250  Bear Stearns Companies, Inc.                     41,634     31,666       73,300
  230                 180          410  BlackRock, Inc. *                                 9,591      7,506       17,097
  460                 340          800  Capital One Financial Corp.                      24,817     18,343       43,160
1,140                 920        2,060  E*Trade Group, Inc. *                            11,685      9,430       21,115
  970                 770        1,740  First Tennessee National Corp.                   35,172     27,920       63,092
  250                 190          440  Investors Financial Services Corp.               16,553     12,580       29,133
  340                 265          605  John Nuveen Co., Class A                         18,183     14,172       32,355
  370                 270          640  Legg Mason, Inc.                                 18,493     13,495       31,988
  260                 210          470  Marshall & Ilsley Corp.                          16,453     13,289       29,742
  460                 350          810  Moody's Corp.                                    18,336     13,951       32,287


   USAZ            USAZ VAN                                                           USAZ        USAZ VAN
 STRATEGIC         KAMPEN       COMBINED                                             STRATEGIC     KAMPEN       COMBINED
  Growth      Aggressive Growth Shares  Description                                   GROWTH  Aggressive Growth MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
  970                 770        1,740  North Fork Bancorporation, Inc.                  31,030     24,632       55,662
  910                 710        1,620  SouthTrust Corp.                                 22,450     17,516       39,966
  490                 380          870  TCF Financial Corp.                              23,510     18,232       41,742
  540                 400          940  USA Education, Inc.                              45,371     33,607       78,978
                                                                                                              ---------
                                                                                                                659,516
                                                                                                             ----------
                          Health Care
  490                 380          870  Affymetrix, Inc. *                               18,498     14,345       32,843
2,400               1,830        4,230  American Pharmeceutical Partners, Inc.*          49,920     38,064       87,984
  370                 290          660  Barr Laboratories, Inc. *                        29,363     23,014       52,377
  460                 350          810  Beckman Coulter, Inc.                            20,378     15,505       35,883
  460                 300          760  Biovail Corp. *                                  25,875     16,875       42,750
1,370               1,060        2,430  Caremark Rx, Inc. *                              22,345     17,289       39,634
  470                 350          820  Cephalon, Inc. *                                 35,525     26,455       61,980
  910                 710        1,620  Cytyc Corp. *                                    23,751     18,531       42,282
  230                 180          410  Diagnostic Products Corp.                        10,109      7,911       18,020
  730                 570        1,300  Genzyme Corp. *                                  43,698     34,120       77,818
  980                 760        1,740  Gilead Sciences, Inc. *                          64,405     49,946      114,351
  710                 540        1,250  Guidant Corp. *                                  35,358     26,892       62,250
  460                 350          810  Henry Schein, Inc. *                             17,034     12,961       29,995
  970                 760        1,730  IDEC Pharmaceuticals Corp. *                     66,861     52,386      119,247
  540                 400          940  King Pharmaceuticals, Inc. *                     22,750     16,852       39,602
  620                 470        1,090  Lincare Holdings, Inc. *                         17,763     13,466       31,229
  240                 190          430  Medicis Pharmaceutical Corp. Class A*            15,502     12,272       27,774
  980                 770        1,750  Mylan Laboratories, Inc.                         36,750     28,875       65,625
  460                 350          810  Patterson Dental Co. *                           18,828     14,326       33,154
  680                 540        1,220  Pediatrix Medical Group, Inc. *                  23,066     18,317       41,383
  620                 470        1,090  Protein Design Labs, Inc. *                      20,336     15,416       35,752
  730                 570        1,300  Quest Diagnostics, Inc. *                        52,347     40,874       93,221
  730                 580        1,310  Sepracor, Inc. *                                 41,654     33,095       74,749
  370                 270          640  St. Jude Medical, Inc. *                         28,731     20,966       49,697
  250                 180          430  Stericycle, Inc. *                               15,220     10,958       26,178
  710                 540        1,250  Tenet Healthcare Corp. *                         41,691     31,709       73,400
  490                 370          860  Transkaryotic Therapies, Inc. *                  20,972     15,836       36,808
  710                 540        1,250  UnitedHealth Group, Inc.                         50,246     38,216       88,462
  230                 180          410  WellPoint Health Networks, Inc. *                26,876     21,033       47,909
                                                                                                             ----------
                                                                                                              1,582,357
                                                                                                             ----------
                          Industrials
  490                 380          870  American Standard Companies, Inc. *              33,433     25,927       59,360
  740                 570        1,310  Apollo Group, Inc., Class A *                    33,307     25,656       58,963
  480                 370          850  ChoicePoint, Inc. *                              24,331     18,755       43,086
  910                 710        1,620  Concord EFS, Inc. *                              29,830     23,274       53,104
  250                 190          440  Donaldson Company, Inc.                           9,710      7,380       17,090
  490                 380          870  FedEx Corp. *                                    25,421     19,714       45,135
  670                              670  H&R Block, Inc.                                  29,949                  29,949
  230                 180          410  Jacobs Engineering Group, Inc. *                 15,180     11,880       27,060
  460                 350          810  New Dun & Bradstreet Corp. *                     16,238     12,355       28,593
  460                 350          810  Reynolds and Reynolds Co. Class A                11,155      8,488       19,643
  370                 290          660  SPX Corp. *                                      50,653     39,701       90,354
                                                                                                             ----------
                                                                                                                472,337
                                                                                                             ----------

                          Information Technology
  780                 580        1,360  Accenture, Ltd., Class A *                       20,998     15,614       36,612
  470                 350          820  Affiliated Computer Services, Inc. Class A *     49,880     37,145       87,025
  250                 300          550  AmerisourceBergen Corp.                          15,888     19,065       34,953
  460                 350          810  Broadcom Corp., Class A *                        18,800     14,305       33,105
  680                 540        1,220  Brocade Communications Systems, Inc. *           22,522     17,885       40,407
  250                 180          430  Cabot Microelectronics Corp. *                   19,813     14,265       34,078
1,170                 890        2,060  Cadence Design Systems, Inc. *                   25,646     19,509       45,155
  550                 410          960  Celestica, Inc. *                                22,215     16,560       38,775
  490                 380          870  DST Systems, Inc. *                              24,427     18,943       43,370
  800                 570        1,370  Electronic Arts, Inc. *                          47,959     34,172       82,131
  710                 540        1,250  Emulex Corp. *                                   28,052     21,335       49,387
  490                 380          870  FreeMarkets, Inc. *                              11,745      9,109       20,854
  710                 540        1,250  Genesis Microchip, Inc. *                        46,944     35,704       82,648
  400                 300          700  Internet Security Systems, Inc. *                12,824      9,618       22,442
  730                 570        1,300  Intersil Corp., Class A *                        23,543     18,383       41,926
  710                 540        1,250  Intuit, Inc. *                                   30,374     23,101       53,475
  380                 295          675  Investment Technology Group, Inc. *              14,847     11,526       26,373
  520                 380          900  KLA-Tencor Corp. *                               25,771     18,833       44,604

   USAZ            USAZ VAN                                                           USAZ        USAZ VAN
 STRATEGIC         KAMPEN       COMBINED                                             STRATEGIC     KAMPEN       COMBINED
  Growth      Aggressive Growth Shares  Description                                   GROWTH  Aggressive Growth MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
  240                 190          430  Kronos, Inc. *                                   11,611      9,192       20,803
  740                 560        1,300  Lam Research Corp. *                             17,183     13,003       30,186
  540                 400          940  Marvell Technology Group, Ltd. *                 19,343     14,328       33,671
  460                 350          810  Maxim Integrated Products, Inc. *                24,155     18,379       42,534
  790                 580        1,370  McDATA Corp., Class B *                          19,837     14,564       34,401
1,170                 890        2,060  Microchip Technology, Inc. *                     45,326     34,478       79,804
1,230                 980        2,210  Microtune, Inc. *                                28,856     22,991       51,847
  260                 180          440  National Instruments Corp. *                      9,740      6,743       16,483
1,000                 640        1,640  Network Associates, Inc. *                       25,850     16,544       42,394
1,300                 960        2,260  Nokia Corp., ADR                                 31,889     23,549       55,438
  570                 420          990  Numerical Technologies, Inc. *                   20,064     14,784       34,848
  940                 710        1,650  NVIDIA Corp. *                                   62,885     47,498      110,383
  560                 410          970  Overture Services, Inc. *                        19,841     14,526       34,367
  250                 190          440  PEC Solutions, Inc. *                             9,403      7,146       16,549
  680                 540        1,220  PeopleSoft, Inc. *                               27,336     21,708       49,044
  830                 620        1,450  Polycom, Inc. *                                  28,278     21,123       49,401
1,140                 890        2,030  RF Micro Devices, Inc. *                         21,922     17,115       39,037
  740                 580        1,320  Riverstone Networks, Inc. *                      12,284      9,628       21,912
1,964               1,546        3,510  Sanmina Corp. *                                  39,084     30,765       69,849
  980                 760        1,740  Semtech Corp. *                                  34,976     27,124       62,100
  910                 710        1,620  SunGard Data Systems, Inc. *                     26,326     20,540       46,866
  460                 350          810  Symantec Corp. *                                 30,512     23,216       53,728
  490                 380          870  Synopsys, Inc. *                                 28,944     22,447       51,391
  400                 310          710  Titan Corp. *                                     9,980      7,735       17,715
  490                 380          870  UTStarcom, Inc. *                                13,965     10,830       24,795
1,120                 840        1,960  VERITAS Software Corp. *                         50,209     37,656       87,865
  680                 540        1,220  Waters Corp. *                                   26,350     20,925       47,275
                                                                                                            -----------
                                                                                                              2,042,006
                                                                                                            -----------
                          Materials
  250                 190          440  Ball Corp.                                       17,675    13,433        31,108
  240                 180          420  International Flavors & Fragrances, In            7,130     5,348        12,478
  730                 550        1,280  RPM, Inc.                                        10,556     7,953        18,509
  740                 560        1,300  Solutia, Inc.                                    10,375     7,851        18,226
                                                                                                            -----------
                                                                                                                 80,321
                                                                                                            -----------
                          Total Common Stocks                                                                 6,510,500
                                                                                                            -----------

                           U.S. GOVERNMENT SPONSORED ENTERPRISE
                           Federal National Mortgage Association
$ 101,000       $ 189,000     290,000                 1.50%, 01/02/02 **                101,000   189,000       290,000
                                                                                                            -----------
                                               Total U.S. Government Sponsored Enterprises                      290,000
                                                                                                            -----------


                     Total Investments (Cost $6,281,232) (a)                          3,800,439   3,000,061   6,800,500
                     Other assets in excess of liabilities                               11,698       (797)      10,901
                     Total Net Assets                                               $ 3,812,137 $ 2,999,264 $ 6,811,401
                                                                                    =========== ============ ==========

                     * Non-income producing security.
                     ** The rate reflected is the rate in effect at December 31, 2001.
                        The maturity date reflected is the final maturity date.
                     ADR - American Depository Receipt.
                     (a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

                                     Unrealized appreciation..........................         $603,735
                                     Unrealized depreciation..........................         (84,467)
                                                                                              ---------
                                     Net unrealized appreciation......................         $519,268
                                                                                              =========
                                    See  accompanying  notes  to the  pro  forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001
(UNAUDITED)

                                                                                       USAZ
                                                                       AZOA          VAN KAMPEN
                                                                      GROWTH       EMERGING GROWTH                   PRO FORMA
                                                                       FUND             FUND *      ADJUSTMENTS       COMBINED
                                                                  --------------  -------------  -----------------  ------------
Assets
Investments, at value (Cost $11,941,127; $5,659,360; and
$17,600,487, respectively)                                         $ 11,381,116    $ 6,200,076                     $ 17,581,192
Interest and dividends receivable                                        12,315          1,856                           14,171
Receivable for investments sold                                               -         47,739                           47,739
Prepaid expenses and other assets                                             -          6,570                            6,570
                                                                  --------------  -------------                  ---------------
              Total Assets                                           11,393,431      6,256,241                       17,649,672
                                                                  --------------  -------------                  ---------------
LIABILITIES
Payable to custodian                                                          -            373                              373
Payable for investments purchased                                             -         37,331                           37,331
Investment advisory fees                                                  1,339              -                            1,339
Distribution fees                                                         2,303          1,317                            3,620
Other                                                                    13,785          8,333                           22,118
                                                                  --------------  -------------                  ---------------
              Total Liabilities                                          17,427         47,354                           64,781
                                                                  --------------  -------------                  ---------------
NET ASSETS                                                         $ 11,376,004    $ 6,208,887                     $ 17,584,891
                                                                  ==============  =============                  ===============
NET ASSETS CONSIST OF:
Capital                                                            $ 14,223,222    $ 6,435,610                     $ 20,658,832
Undistributed net investment income                                          17              -                               17
Accumulated net realized loss on investments and foreign currency    (2,287,224)      (767,439)                      (3,054,663)
Net unrealized appreciation/depreciation on investments                (560,011)       540,716                          (19,295)
     and foreign currency
                                                                  --------------  -------------                  ---------------
NET ASSETS                                                         $ 11,376,004    $ 6,208,887                     $ 17,584,891
                                                                  ==============  =============                  ===============

Shares of beneficial interest (unlimited shares authorized)           1,482,587        673,335                        1,907,175
Net Asset Value (offering and redemption price per share)                $ 7.67         $ 9.22                           $ 9.22
                                                                  ==============  =============                  ===============

* Formerly the USAZ American Growth Fund.



          See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM MAY 1, 2001* TO DECEMBER 31, 2001
(UNAUDITED)



                                                                                   USAZ
                                                                      AZOA       VAN KAMPEN
                                                                     GROWTH       EMERGING                   PRO FORMA
                                                                       FUND       GROWTH**    ADJUSTMENTS    COMBINED
                                                                 ------------  ------------  ------------  -------------
Investment Income:
Interest                                                            $ 81,504      $ 11,045                     $ 92,549
Dividends (net of foreign withholding tax of $12; $6;
and $18, respectively)                                                 9,221        13,913                       23,134
                                                                 ------------  ------------                -------------
                    Total Investment Income                           90,725        24,958                      115,683
                                                                 ------------  ------------                -------------
EXPENSES:
Investment advisory fees                                              49,325        23,881         6,643         79,849
Administration fees                                                   46,435        46,616       (46,384)        46,667
Distribution fees                                                     16,442         7,024            19         23,485
Fund accounting fees                                                   2,463         2,996                        5,459
Audit fees                                                             4,697         3,815                        8,512
Custodian fees                                                         6,258         5,947                       12,205
Legal fees                                                             3,034         7,713                       10,747
Trustees' fees                                                         6,666         1,693                        8,359
Other expenses                                                        10,169         7,631                       17,800
                                                                 ------------  ------------                -------------
Total expenses before waivers/reimbursements                         145,489       107,316                      213,083
Less expenses waived/reimbursed                                      (86,299)      (76,394)       52,944       (109,749)
                                                                                                           -------------
                                                                 ------------  ------------
Net Expenses                                                          59,190        30,922                      103,334
                                                                 ------------  ------------
                                                                 ------------  ------------                -------------
Net Investment Income/(Loss)                                          31,535        (5,964)                      12,349
                                                                 ------------  ------------                -------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON
INVESTMENTS:
Net realized losses on investments and foreign currency           (1,959,964)     (767,439)                  (2,727,403)
Change in unrealized appreciation/depreciation in investments
and foreign currency                                               1,018,260       540,716                    1,558,976
                                                                                                           -------------
                                                                 ------------  ------------                -------------
Net realized and unrealized losses on investments                   (941,704)     (226,723)                  (1,168,427)
                                                                 ------------  ------------                -------------
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                        $ (910,169)   $ (232,687)                $ (1,156,078)
                                                                 ============  ============                =============

* Commencement of operations of USAZ Van Kampen Emerging Growth Fund. ** Formerly the USAZ American Growth Fund.


         See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND


                                       PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   DECEMBER 31, 2001 (UNAUDITED)

                  USAZ VAN                                                                            USAZ VAN
        AZOA      KAMPEN                                                                    AZOA        KAMPEN          COMBINED
       GROWTH    EMERGING       COMBINED                                                   GROWTH      EMERGING           MARKET
        FUND   GROWTH FUND (a)   SHARES    DESCRIPTION                                      FUND     GROWTH FUND (A)      VALUE
  -----------   ------------   ---------   --------------------------------------------  ----------  -------------    -----------
                              COMMON STOCKS
                              Consumer Discretionary
                    560           560    AutoZone, Inc. *                                               $ 40,208       $ 40,208
                  2,260         2,260    Bed Bath & Beyond, Inc. *                                        76,614         76,614
                    970           970    Best Buy Company, Inc. *                                         72,246         72,246
                    430           430    Blockbuster, Inc., Class A                                       10,836         10,836
                    420           420    Centex Corp.                                                     23,978         23,978
                    700           700    Circuit City Stores, Inc. - Circuit City Group                   18,165         18,165
                    600           600    Clear Channel Communications, Inc. *                             30,546         30,546
       2,240      1,480         3,720    Costco Wholesale Corp. *                        $ 99,411         65,682        165,093
                    560           560    Darden Restaurants, Inc.                                         19,824         19,824
                  1,495         1,495    eBay, Inc. *                                                    100,015        100,015
                  1,500         1,500    Gemstar-TV Guide International, Inc. *                           41,550         41,550
                    920           920    Harley-Davidson, Inc.                                            49,965         49,965
       3,500      2,050         5,550    Home Depot, Inc.                                 178,535        104,570        283,105
                    570           570    International Game Technology *                                  38,931         38,931
                    280           280    Johnson Controls, Inc.                                           22,610         22,610
                  1,100         1,100    Kohl's Corp. *                                                   77,484         77,484
                    300           300    Lennar Corp.                                                     14,046         14,046
       2,100      2,950         5,050    Lowe's Companies, Inc.                            97,461        136,909        234,370
                    110           110    Magna International, Inc., Class A                                6,982          6,982
                  1,110         1,110    Mattel, Inc.                                                     19,092         19,092
                    840           840    Nike, Inc., Class B                                              47,242         47,242
                  1,660         1,660    Office Depot, Inc. *                                             30,776         30,776
                    150           150    Omnicom Group, Inc.                                              13,403         13,403
                    840           840    Ross Stores, Inc.                                                26,947         26,947
       3,500                    3,500    Safeway, Inc. *                                  146,125                       146,125
                    900           900    Target Corp.                                                     36,945         36,945
                    560           560    TJX Companies, Inc.                                              22,322         22,322
                    900           900    TMP Worldwide, Inc. *                                            38,610         38,610
                  1,140         1,140    USA Networks, Inc. *                                             31,133         31,133
                  1,500         1,500    Viacom, Inc., Class B *                                          66,225         66,225
       7,000        870         7,870    Wal-Mart Stores, Inc.                            402,850         50,069        452,919
                    280           280    Whole Foods Market, Inc. *                                       12,197         12,197
                                                                                                                     -----------
                                                                                                                      2,270,504
                                                                                                                     -----------
                           Consumer Staples
       4,900                    4,900    Coca-Cola Co.                                    231,035                       231,035
                    780           780    General Mills, Inc.                                              40,568         40,568
                    840           840    Pepsi Bottling Group, Inc.                                       19,740         19,740
       4,900        420         5,320    PepsiCo, Inc.                                    238,581         20,450        259,031
       5,040                    5,040    Philip Morris Companies, Inc.                    231,084                       231,084
       2,100        570         2,670    Procter & Gamble Co.                             166,173         45,104        211,277
                                                                                                                     -----------
                                                                                                                        992,735
                                                                                                                     -----------
                            Energy
                  1,500         1,500    Baker Hughes, Inc.                                               54,705         54,705
                    950           950    BJ Services Co. *                                                30,828         30,828
       2,100                    2,100    ChevronTexaco Corp.                              188,181                       188,181
       7,000                    7,000    Exxon Mobil Corp.                                275,100                       275,100
                    250           250    GlobalSantaFe Corp.                                               7,130          7,130
                  1,100         1,100    Halliburton Co.                                                  14,410         14,410
                    570           570    Phillips Petroleum Co.                                           34,348         34,348
       1,050                    1,050    Schlumberger, Ltd.                                57,698                        57,698
       3,220                    3,220    Stolt Offshore SA, ADR *                          28,980                        28,980
                                                                                                                     -----------
                                                                                                                        691,380
                                                                                                                     -----------
                            Financials
       4,200        560         4,760    American International Group, Inc.               333,480         44,463        377,943
                    550           550    Arthur J. Gallagher & Co.                                        18,970         18,970
                    560           560    Bank of America Corp.                                            35,252         35,252
                  2,130         2,130    Charles Schwab Corp.                                             32,951         32,951
       8,400                    8,400    Citigroup, Inc.                                  424,032                       424,032
                    560           560    Dime Bancorp, Inc.                                               20,205         20,205
       2,660                    2,660    Fannie Mae                                       211,470                       211,470
       1,750        560         2,310    Fifth Third Bancorp                              107,328         34,345        141,673
                    410           410    First Tennessee National Corp.                                   14,867         14,867
       5,600                    5,600    Fleet Boston Financial Corp.                     204,400                       204,400
                    560           560    Freddie Mac                                                      36,624         36,624
       1,610                    1,610    Household International, Inc.                     93,283                        93,283
       3,500                    3,500    J.P. Morgan Chase & Co.                          127,225                       127,225

                  USAZ VAN                                                                            USAZ VAN
        AZOA      KAMPEN                                                                    AZOA        KAMPEN          COMBINED
       GROWTH    EMERGING       COMBINED                                                   GROWTH      EMERGING           MARKET
        FUND   GROWTH FUND (a)   SHARES    DESCRIPTION                                      FUND     GROWTH FUND (A)      VALUE
  -----------   ------------   ---------   --------------------------------------------  ----------  -------------    -----------

       1,170                    1,170    Legg Mason, Inc.                                  58,477                        58,477
       1,565        440         2,005    Lehman Brothers Holdings, Inc.                   104,542         29,392        133,934
                    350           350    MBNA Corp.                                                       12,320         12,320
         200                      200    Mellon Financial Corp.                             7,524                         7,524
       1,610                    1,610    Merrill Lynch & Company, Inc.                     83,913                        83,913
       1,400                    1,400    Morgan Stanley Dean Witter & Co.                  78,316                        78,316
                    390           390    North Fork Bancorporation, Inc.                                  12,476         12,476
                  1,130         1,130    SouthTrust Corp.                                                 27,877         27,877
       4,200                    4,200    State Street Corp.                               219,450                       219,450
                    410           410    USA Education, Inc.                                              34,448         34,448
                                                                                                                     -----------
                                                                                                                      2,407,630
                                                                                                                     -----------
                            Health Care
       3,150      1,190         4,340    Abbott Laboratories                              175,613         66,342        241,955
                    420           420    Allergan, Inc.                                                   31,521         31,521
                    400           400    American Home Products Corp.                                     24,544         24,544
       2,240        770         3,010    Amgen, Inc. *                                    126,426         43,459        169,885
                    260           260    Barr Laboratories, Inc. *                                        20,634         20,634
         975        900          1875    Baxter International, Inc.                        52,289         48,267        100,556
                    850           850    Biomet, Inc.                                                     26,265         26,265
                    420           420    Biovail Corp. *                                                  23,625         23,625
                    150           150    Cephalon, Inc. *                                                 11,338         11,338
                    280           280    Cytyc Corp. *                                                     7,308          7,308
       3,325                    3,325    Enzon, Inc. *                                    187,131                       187,131
                    440           440    Forest Laboratories, Inc. *                                      36,058         36,058
                  1,160         1,160    Genzyme Corp. *                                                  69,437         69,437
                    840           840    Gilead Sciences, Inc. *                                          55,205         55,205
                  1,120         1,120    Guidant Corp. *                                                  55,776         55,776
                    590           590    HCA-The Healthcare Co.                                           22,739         22,739
       1,630      1,000         2,630    IDEC Pharmaceuticals Corp. *                     112,356         68,929        181,285
                    880           880    Immunex Corp. *                                                  24,385         24,385
       3,220        900         4,120    Johnson & Johnson                                190,302         53,190        243,492
                    920           920    King Pharmaceuticals, Inc. *                                     38,760         38,760
       1,400                    1,400    Laboratory Corporation of America Holdings *     113,190                       113,190
                    980           980    McKesson Corp.                                                   36,652         36,652
       8,400        810         9,210    Pfizer, Inc.                                     334,739         32,279        367,018
       3,450                    3,450    Pharmacia Corp.                                  147,143                       147,143
                    560           560    Quest Diagnostics, Inc. *                                        40,158         40,158
       1,625                    1,625    Schering-Plough Corp.                             58,191                        58,191
                    700           700    St. Jude Medical, Inc. *                                         54,355         54,355
                    980           980    Tenet Healthcare Corp. *                                         57,545         57,545
                    750           750    UnitedHealth Group, Inc.                                         53,078         53,078
                    510           510    WellPoint Health Networks, Inc. *                                59,593         59,593
                                                                                                                     -----------
                                                                                                                      2,558,822
                                                                                                                     -----------
                            Industrials
                    550           550    Apollo Group, Inc., Class A *                                    24,756         24,756
       2,100                    2,100    Avery Dennison Corp.                             118,713                       118,713
                  2,890         2,890    Cendant Corp. *                                                  56,673         56,673
                  3,940         3,940    Concord EFS, Inc. *                                             129,153        129,153
                    570           570    FedEx Corp. *                                                    29,572         29,572
                  1,120         1,120    First Data Corp.                                                 87,864         87,864
       7,700                    7,700    General Electric Co.                             308,616                       308,616
                    990           990    H&R Block, Inc.                                                  44,253         44,253
       2,100                    2,100    ITT Industries, Inc.                             106,050                       106,050
                  1,400         1,400    Southwest Airlines Co.                                           25,872         25,872
       4,200      1,120         5,320    Tyco International, Ltd.                         247,380         65,968        313,348
       4,480                    4,480    United Technologies Corp.                        289,542                       289,542
                  1,130         1,130    Waste Management, Inc.                                           36,058         36,058
                                                                                                                     -----------
                                                                                                                      1,570,470
                                                                                                                     -----------
                            Information Technology
       2,800        850         3,650    Accenture, Ltd., Class A *                        75,376         22,882         98,258
                    420           420    Affiliated Computer Services, Inc., Class A *                    44,575         44,575
                    380           380    AmerisourceBergen Corp.                                          24,149         24,149
                    580           580    Analog Devices, Inc. *                                           25,746         25,746
       5,600                    5,600    AOL Time Warner, Inc. *                          179,760                       179,760
       1,400                    1,400    Automatic Data Processing, Inc.                   82,460                        82,460
                    840           840    Broadcom Corp., Class A *                                        34,331         34,331
                    950           950    Brocade Communications Systems, Inc. *                           31,464         31,464
                    560           560    Cerner Corp. *                                                   27,961         27,961
                  1,760         1,760    Check Point Software Technologies, Ltd. *                        70,206         70,206
       1,825                    1,825    ChoicePoint, Inc. *                               92,509                        92,509
       8,400      3,510        11,910    Cisco Systems, Inc. *                            152,124         63,566        215,690
       2,800                    2,800    Citrix Systems, Inc. *                            63,448                        63,448
       1,955                    1,955    Clear Channel Communications, Inc. *              99,529                        99,529
                  1,450         1,450    Computer Associates International, Inc.                          50,011         50,011
       3,640                    3,640    Concord EFS, Inc. *                              119,319                       119,319
                  4,100         4,100    Dell Computer Corp. *                                           111,437        111,437
                  1,060         1,060    Electronic Arts, Inc. *                                          63,547         63,547
                  USAZ VAN                                                                            USAZ VAN
        AZOA      KAMPEN                                                                    AZOA        KAMPEN          COMBINED
       GROWTH    EMERGING       COMBINED                                                   GROWTH      EMERGING           MARKET
        FUND   GROWTH FUND (a)   SHARES    DESCRIPTION                                      FUND     GROWTH FUND (A)      VALUE
  -----------   ------------   ---------   --------------------------------------------  ----------  -------------    -----------
       2,240        830         3,070    Electronic Data Systems Corp.                    153,552         56,897        210,449
                    300           300    Emulex Corp. *                                                   11,853         11,853
                    570           570    Fiserv, Inc.                                                     24,122         24,122
       2,100                    2,100    Fluor Corp.                                       78,540                        78,540
       1,825                    1,825    Gannett Company, Inc.                            122,695                       122,695
                    410           410    Genesis Microchip, Inc. *                                        27,109         27,109
       9,800      4,110        13,910    Intel Corp.                                      308,210        129,259        437,469
                    840           840    International Business Machines Corp.                           101,605        101,605
                    770           770    Intersil Corp., Class A *                                        24,833         24,833
                  1,180         1,180    Intuit, Inc. *                                                   50,480         50,480
                  1,020         1,020    KLA-Tencor Corp. *                                               50,551         50,551
                    230           230    L-3 Communications Holdings, Inc. *                              20,700         20,700
       4,200                    4,200    Liberty Media Corp., Class A *                    58,800                        58,800
                    570           570    Linear Technology Corp.                                          22,253         22,253
                  1,410         1,410    Lockheed Martin Corp.                                            65,805         65,805
                    990           990    Maxim Integrated Products, Inc. *                                51,985         51,985
                  1,670         1,670    Microchip Technology, Inc. *                                     64,696         64,696
       2,100      1,790         3,890    Micron Technology, Inc. *                         65,100         55,490        120,590
       5,400      1,475         6,875    Microsoft Corp. *                                357,750         97,719        455,469
                  1,470         1,470    National Semiconductor Corp. *                                   45,261         45,261
                  1,800         1,800    Network Associates, Inc. *                                       46,530         46,530
                  2,815         2,815    Nokia Corp., ADR                                                 69,052         69,052
                    840           840    NVIDIA Corp. *                                                   56,196         56,196
       1,400                    1,400    Omnicom Group, Inc.                              125,090                       125,090
       2,100      2,000         4,100    PeopleSoft, Inc. *                                84,420         80,400        164,820
       1,750                    1,750    Photon Dynamics, Inc. *                           79,888                        79,888
                  1,390         1,390    Polycom, Inc. *                                                  47,357         47,357
                  1,450         1,450    Rational Sotware Corp. *                                         28,275         28,275
                  1,470         1,470    RF Micro Devices, Inc. *                                         28,268         28,268
                  1,150         1,150    Sanmina Corp. *                                                  22,885         22,885
                    710           710    Semtech Corp. *                                                  25,340         25,340
                  1,400         1,400    Siebel Systems, Inc. *                                           39,172         39,172
       7,700      2,820        10,520    Sun Microsystems, Inc. *                          94,710         34,686        129,396
                    560           560    SunGard Data Systems, Inc. *                                     16,201         16,201
       4,200        970         5,170    Texas Instruments, Inc.                          117,600         27,160        144,760
       1,400      1,490         2,890    VERITAS Software Corp. *                          62,762         66,797        129,559
                  1,180         1,180    Vodafone Group plc, ADR                                          30,302         30,302
                    310           310    Waters Corp. *                                                   12,013         12,013
                  1,190         1,190    Xilinx, Inc.                                                     46,470         46,470
                                                                                                                     -----------
                                                                                                                      4,721,239
                                                                                                                     -----------
                            Materials
                    230           230    Ball Corp.                                                       16,261         16,261
       2,800                    2,800    Praxair, Inc.                                    154,700                       154,700
                                                                                                                     -----------
                                                                                                                        170,961
                                                                                                                     -----------
                            Telecommunication Services
         200                      200    Nextel Communications, Inc., Class A *             2,192                         2,192
       7,000                    7,000    Nokia Corp., ADR                                 171,710                       171,710
       2,150                    2,150    Qualcomm, Inc. *                                 108,575                       108,575
       4,200                    4,200    Qwest Communications International, Inc.          59,346                        59,346
       2,100      1,140         3,240    Sprint Corp. - PCS Group *                        51,261         27,827         79,088
       4,620                    4,620    Verizon Communications, Inc.                     219,265                       219,265
       9,000                    9,000    Winstar Communications, Inc. *                     1,260                         1,260
       7,700                    7,700    WorldCom Group *                                 108,416                       108,416
                                                                                                                     -----------
                                                                                                                        749,852
                                                                                                                     -----------
                            Utilities
                  1,500         1,500    Calpine Corp. *                                                  25,185         25,185
       2,100                    2,100    Dominion Resources, Inc.                         126,210                       126,210
       3,850                    3,850    Duke Energy Corp.                                151,151                       151,151
                                                                                                                     -----------
                                                                                                                        302,546
                                                                                                                     -----------
                            Total Common Stocks                                                                      16,436,139
                                                                                                                     -----------
                           INVESTMENT COMPANY
     344,256                   344,256    Valiant Sweep Account                            344,256                       344,256
                                                                                                                     ------------
                            U.S. GOVERNMENT SPONSORED ENTERPRISES
                            Federal Home Loan Mortgage Corporation
    $250,000                 $ 250,000    1.69%, 01/08/02 **                               249,929                       249,929

                            Federal National Mortgage Association
                $454,000       454,000    1.50%, 01/02/02 ***                                             454,000        454,000
                                                                                                                     ------------
                            Total U.S. Government Sponsored Enterprises                                                  703,929
                                                                                                                     ------------
                           DEPOSITARY RECEIPT
       1,588                     1,588    Oil Service HOLDRs Trust                          96,868                        96,868
                                                                                                                     ------------

                  USAZ VAN                                                                            USAZ VAN
        AZOA      KAMPEN                                                                    AZOA        KAMPEN          COMBINED
       GROWTH    EMERGING       COMBINED                                                   GROWTH      EMERGING           MARKET
        FUND   GROWTH FUND (a)   SHARES    DESCRIPTION                                      FUND     GROWTH FUND (A)      VALUE
  -----------   ------------   ---------   --------------------------------------------  ----------  -------------    -----------



                                 Total Investments (Cost $17,600,487) (b)               11,381,116      6,200,076     17,581,192
                                 Other assets in excess of liabilities                      (5,112)         8,811          3,699
                                                                                   ----------------  -------------  -------------
                                 Net Assets                                           $ 11,376,004    $ 6,208,887   $ 17,584,891
                                                                                   ================  =============  =============

------------

*     Non-income producing security.
** Rate presented indicates the effective yield at the time of purchase.
***   The rate reflected is the rate in effect at December 31, 2001.  The maturity date reflected is the final maturity date.
ADR - American Depository Receipt.
(a)   Formerly the USAZ American Growth Fund.
(b)  Represents  cost for financial  reporting  purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


            Unrealized appreciation...................               $1,318,845
            Unrealized depreciation...................               (1,338,140)
                                                             -------------------
            Net unrealized depreciation..............                  $(19,295)
                                                             ===================



            See accompanying notes to the pro forma financial statements.


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001
(UNAUDITED)


                                                                  AZOA GLOBAL     USAZ TEMPLETON
                                                                 OPPORTUNITIES   DEVELOPED MARKETS                PRO FORMA
                                                                      FUND              FUND       ADJUSTMENTS     COMBINED
                                                                 --------------  ----------------  -----------  -------------
Assets
Investments, at value (Cost $7,254,746; $3,890,927 and
$11,145,673, respectively)                                         $ 7,071,568       $ 4,019,931                $ 11,091,499
Cash                                                                         -         1,299,130                   1,299,130
Interest and dividends receivable                                        5,749             2,291                       8,040
Prepaid expenses and other assets                                        4,399            10,088                      14,487
                                                                 --------------  ----------------               -------------
              Total Assets                                           7,081,716         5,331,440                  12,413,156
                                                                 --------------  ----------------               -------------
LIABILITIES
Investment advisory fees                                                 2,649                 -                       2,649
Distribution fees                                                        1,479             1,120                       2,599
Other                                                                   10,973             6,495                      17,468
                                                                 --------------  ----------------               -------------
              Total Liabilities                                         15,101             7,615                      22,716
                                                                 --------------  ----------------               -------------
NET ASSETS                                                         $ 7,066,615       $ 5,323,825                $ 12,390,440
                                                                 ==============  ================               =============

NET ASSETS CONSIST OF:
Capital                                                           $ 10,566,704       $ 5,189,230                $ 15,755,934
Undistributed net investment income                                     (1,434)            5,565                       4,131
Accumulated net realized loss on investments and foreign currency   (3,315,516)                -                  (3,315,516)
Net unrealized appreciation/depreciation on investments and
foreign currency                                                      (183,139)          129,030                     (54,109)
                                                                 --------------  ----------------               -------------
NET ASSETS                                                         $ 7,066,615       $ 5,323,825                $ 12,390,440
                                                                 ==============  ================               =============

Shares of beneficial interest (unlimited shares authorized)          1,089,356           519,178                   1,208,604
Net Asset Value (offering and redemption price per share)               $ 6.49           $ 10.25                     $ 10.25
                                                                 ==============  ================               =============


            See accompanying notes to the pro forma financial statements.


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
PRO FORMA COMBINED STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM NOVEMBER 5, 2001* TO DECEMBER 31, 2001
(UNAUDITED)




                                                                AZOA GLOBAL     USAZ TEMPLETON
                                                                OPPORTUNITIES  DEVELOPED MARKETS               PRO FORMA
                                                                    FUND              FUND       ADJUSTMENTS    COMBINED
                                                               --------------  ----------------  -----------  ----------
INVESTMENT INCOME:
Interest                                                             $ 1,670               $ -                  $ 1,670
Dividends (net of foreign withholding tax of $116; $361;
and $476, respectively)                                                9,368             5,995                   15,363
                                                               --------------  ----------------               ----------
                    Total Investment Income                           11,038             5,995                   17,033
                                                               --------------  ----------------               ----------
EXPENSES:
Investment advisory fees                                              10,190             7,154         (787)     16,557
Administration fees                                                    6,469            11,659       (6,461)     11,667
Distribution fees                                                      2,682             2,044            5       4,731
Fund accounting fees                                                     690             1,694                    2,384
Audit fees                                                               184             3,201                    3,385
Custodian fees                                                         1,336               700                    2,036
Legal fees                                                                53             1,510                    1,563
Trustees' fees                                                           689               359                    1,048
Other Expenses                                                           987               790                    1,777
                                                               --------------  ----------------               ----------
Total expenses before waivers/reimbursements                          23,280            29,111                   45,148
Less expenses waived/reimbursed                                       (7,739)          (18,892)       5,137     (21,494)
                                                               --------------  ----------------               ----------
Net Expenses                                                          15,541            10,219                   23,654
                                                               --------------  ----------------               ----------
Net Investment Income/(Loss)                                          (4,503)           (4,224)                  (6,621)
                                                               --------------  ----------------               ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON
INVESTMENTS:
Net realized gains/(losses) on investments and foreign currency     (210,637)            9,071                 (201,566)
Change in unrealized appreciation/depreciation in investments
and foreign currency                                                 478,292           129,030                  607,322
                                                               --------------  ----------------               ----------
Net realized and unrealized gains/(losses) on investments            267,655           138,101                  405,756
                                                               --------------  ----------------               ----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                         $ 263,152         $ 133,877                $ 399,135
                                                               ==============  ================               ==========

* COMMENCEMENT OF OPERATIONS OF USAZ TEMPLETON DEVELOPED MARKETS FUND.


            See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKETS FUND


                                       PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   DECEMBER 31, 2001 (UNAUDITED)

                  USAZ                                                                                  USAZ
    AZOA       TEMPLETON                                                               AZOA          TEMPLETON
   GLOBAL      DEVELOPED                                                               GLOBAL        DEVELOPED   COMBINED
Opportunities  MARKETS     COMBINED                                                OPPORTUNITIES       MARKETS    MARKET
   Fund         FUND        SHARES     DESCRIPTION                                      FUND            FUND       VALUE
------------- ----------- ----------   --------------------------------             -------------  ------------  ---------
                          COMMON STOCKS
                          Australia
                          Banking/Financial Services
   2,640       3,000            5,640  National Australia Bank, Ltd.                     $ 43,055     $ 48,926     $ 91,981
                                                                                                                 ----------
                          Metals/Mining
              16,500           16,500  BHP Billiton, Ltd.                                               88,685       88,685
                                                                                                                 -----------
                          Real Estate Assets
               8,180            8,180  Lend Lease Corporation, Ltd.                                     54,644       54,644
                                                                                                                 ----------
                                                                                                                    235,310
                                                                                                                 ----------
                          Belgium
                          Banking/Financial Services
   3,300                        3,300  Fortis                                              85,503                    85,503
                                                                                                                 ----------
                          Bermuda
                          Insurance
               1,740            1,740  ACE, Ltd.                                                        69,861       69,861
                 780              780  XL Capital, Ltd., Class A                                        71,261       71,261
                                                                                                                 -----------
                                                                                                                    141,122
                                                                                                                 -----------
                          Canada
                          Food
               2,600            2,600  Sobeys, Inc.                                                     51,145       51,145
                                                                                                                 -----------
                          Oil/Gas
               4,170            4,170  Husky Energy, Inc.                                               43,026       43,026
               2,300            2,300  TransCanada PipeLines, Ltd.                                      28,630       28,630
                                                                                                                 -----------
                                                                                                                     71,656
                                                                                                                 -----------
                          Telecommunications
               2,360            2,360  BCE, Inc.                                                        53,238       53,238
               4,000            4,000  Nortel Networks Corp.                                            30,000       30,000
                                                                                                                 -----------
                                                                                                                     83,238
                                                                                                                 -----------
                                                                                                                    206,039
                                                                                                                 -----------
                          Finland
                          Banking/Financial Services
               3,500            3,500  Sampo Oyj, Class A                                               27,424       27,424
                                                                                                                 -----------
                          Manufacturing
               2,000            2,000  KCI Konecranes International                                     50,751       50,751
   3,250       2,900            6,150  Stora Enso Oyj, Registered Shares                   41,612       37,130       78,742
   1,780       1,200            2,980  UPM-Kymmene Oyj                                     59,036       39,800       98,836
                                                                                                                 -----------
                                                                                                                    228,329
                                                                                                                 -----------
                          Oil/Gas
              12,610           12,610  Fortum Oyj                                                       53,332       53,332
                                                                                                                 -----------
                          Telecommunications
   3,410                        3,410  Nokia Oyj                                           87,928                    87,928
                                                                                                                 -----------
                                                                                                                    397,013
                                                                                                                 -----------
                          France
                          Automobiles
     990                          990  Psa Peugeot Citroen                                 42,090                    42,090
                                                                                                                 -----------
                          Banking/Financial Services
     740                          740  Banque Nationale de Paris                           66,217                    66,217
                                                                                                                 -----------
                          Computers
     400                          400  Atos Origin SA *                                    26,195                    26,195
                                                                                                                 -----------
                          Electronics
   3,960                        3,960  Alcatel Optronics, ADR                              26,730                    26,730
     825                          825  Schneider Electric SA                               39,666                    39,666
                                                                                                                 -----------
                                                                                                                     66,396
                                                                                                                 -----------
                          Insurance
   4,400       2,550            6,950  Axa                                                 91,947       53,288      145,235
                                                                                                                 -----------
                          Manufacturing
               3,720            3,720  Alstom                                                           41,369       41,369
               1,300            1,300  Michelin (CGDE), Class B                                         42,885       42,885
               1,300            1,300  Societe Bic SA                                                   44,401       44,401
                                                                                                                 -----------
                                                                                                                    128,655
                                                                                                                 -----------
                          Media
                  USAZ                                                                                  USAZ
    AZOA       TEMPLETON                                                               AZOA          TEMPLETON
   GLOBAL      DEVELOPED                                                               GLOBAL        DEVELOPED   COMBINED
Opportunities  MARKETS     COMBINED                                                OPPORTUNITIES       MARKETS    MARKET
   Fund         FUND        SHARES     DESCRIPTION                                      FUND            FUND       VALUE
------------- ----------- ----------   --------------------------------             -------------  ------------  ---------
   1,265                        1,265  Vivendi Universal SA *                              69,269                    69,269
                                                                                                                 -----------
                          Metals/Mining
                 700              700  Pechiney SA, Class A                                             36,087       36,087
                                                                                                                 -----------
                          Oil/Gas
     770         400            1,170  TotalFinaElf SA                                    109,970       57,127      167,097
                                                                                                                 -----------
                          Pharmaceuticals
                 500              500  Aventis SA                                                       35,504       35,504
   1,300                        1,300  Aventis SA, ADR                                     92,300                    92,300
                                                                                                                 -----------
                                                                                                                    127,804
                                                                                                                 -----------
                          Retail/Wholesale
     440                          440  Pinault-Printemps-Redoute SA                        56,649                    56,649
                                                                                                                 -----------
                          Services
     550                          550  Altran Technologies SA                              24,853                    24,853
                                                                                                                 -----------
                          Water Utility
     990                          990  Vivendi Environnement                               33,020                    33,020
                                                                                                                 -----------
                                                                                                                    989,567
                                                                                                                 -----------
                          Germany
                          Automobiles
               1,200            1,200  Volkswagen AG                                                    55,880       55,880
                                                                                                                 -----------
                          Electric Utilities
               1,500            1,500  E.On AG                                                          77,997       77,997
                                                                                                                 -----------
                          Manufacturing
     550                          550  Siemens AG                                          36,655                    36,655
                                                                                                                 -----------
                          Pharmaceuticals
               1,000            1,000  Gehe AG                                                          38,731       38,731
               1,200            1,200  Merck KGaA                                                       43,913       43,913
                                                                                                                 -----------
                                                                                                                     82,644
                                                                                                                 -----------
                          Retail/Wholesale
                 600              600  Adidas-Salomon AG                                                44,608       44,608
                                                                                                                 -----------
                          Services
               5,360            5,360  Deutsche Post AG, Registered Shares                              73,973       73,973
                                                                                                                 -----------
                                                                                                                    371,757
                                                                                                                 -----------
                          Hong Kong
                          Diversified
   4,000       7,000           11,000  Hutchison Whampoa, Ltd.                             38,600       67,551      106,151
               8,000            8,000  Swire Pacific, Ltd., Class A                                     43,602       43,602
                                                                                                                 -----------
                                                                                                                    149,753
                                                                                                                 -----------
                          Electric Utilities
              13,000           13,000  CLP Holdings, Ltd.                                               49,597       49,597
                                                                                                                 -----------
                          Real Estate Assets
               7,000            7,000  Cheung Kong (Holdings), Ltd.                                     72,711       72,711
                                                                                                                 -----------
                          Telecommunications
              20,000           20,000  Asia Satellite Telecommunications Holdings, Ltd.                 33,343       33,343
   8,500                        8,500  China Mobile, Ltd. *                                29,922                    29,922
                                                                                                                 -----------
                                                                                                                     63,265
                                                                                                                 -----------
                                                                                                                    335,326
                                                                                                                 -----------
                          Ireland
                          Building Materials
   4,400                        4,400  CRH plc                                             77,491                    77,491
                                                                                                                 -----------
                          Pharmaceuticals
               1,250            1,250  Elan Corporation plc, Sponsored ADR *                            56,325       56,325
                                                                                                                 -----------
                                                                                                                    133,816
                                                                                                                 -----------
                          Italy
                          Banking/Financial Services
              15,800           15,800  Banca Nazionale del Lavoro, Ordinary Shares                      32,005       32,005
               4,500            4,500  Sanpaolo IMI SpA                                                 48,281       48,281
                                                                                                                 -----------
                                                                                                                     80,286
                                                                                                                 -----------
                          Oil/Gas
               6,730            6,730  ENI SpA                                                          84,370       84,370
   1,430                        1,430  ENI SpA, ADR                                        88,603                    88,603
                                                                                                                 -----------
                                                                                                                    172,973
                                                                                                                 -----------
                          Telecommunications
   6,600                        6,600  Telecom Italia SpA                                  56,414                    56,414
                                                                                                                 -----------
                                                                                                                    309,673
                                                                                                                 -----------
                          Japan
                          Automobiles
   2,000                        2,000  Suzuki Motor Corp.                                  21,883                    21,883
   1,600                        1,600  Toyota Motor Corp.                                  40,531                    40,531
                                                                                                                 -----------
                                                                                                                     62,414
                                                                                                                 -----------
                  USAZ                                                                                  USAZ
    AZOA       TEMPLETON                                                               AZOA          TEMPLETON
   GLOBAL      DEVELOPED                                                               GLOBAL        DEVELOPED   COMBINED
Opportunities  MARKETS     COMBINED                                                OPPORTUNITIES       MARKETS    MARKET
   Fund         FUND        SHARES     DESCRIPTION                                      FUND            FUND       VALUE
------------- ----------- ----------   --------------------------------             -------------  ------------  ---------
                          Banking/Financial Services
   3,300                        3,300  Mitsubishi Tokyo Financial Group, Inc., ADR *       21,351                    21,351
   1,800       2,000            3,800  Nomura Holdings, Inc.                               23,073       25,637       48,710
   4,000                        4,000  Sumitomo Mitsui Banking Corp.                       16,939                    16,939
                                                                                                                 -----------
                                                                                                                     87,000
                                                                                                                 -----------
                          Beverages
   4,000                        4,000  Asahi Breweries, Ltd.                               35,984                    35,984
                                                                                                                 -----------
                          Chemicals
   1,200                        1,200  Shin-Etsu Chemical Co.                              43,125                    43,125
                                                                                                                 -----------
                          Computers
               1,800            1,800  Meitec Corp.                                                     43,949       43,949
                                                                                                                 -----------
                          Electric Utilities
   4,000                        4,000  Tokyo Electric Power Company, Inc.                  85,153                    85,153
                                                                                                                 -----------
                          Electronics
              10,000           10,000  Hitachi, Ltd.                                                    73,248       73,248
               7,000            7,000  NEC Corp.                                                        71,410       71,410
                 400              400  Sony Corp.                                                       18,282       18,282
     100                          100  Toshiba Corp.                                          343                       343
                                                                                                                 -----------
                                                                                                                    163,283
                                                                                                                 -----------
                          Insurance
               1,000            1,000  Yasuda Fire & Marine Insurance Company, Ltd.                      5,723        5,723
                                                                                                                 -----------
                          Manufacturing
   1,000                        1,000  Fuji Photo Film Company, Ltd.                       35,709                    35,709
              11,000           11,000  Komatsu, Ltd.                                                    39,364       39,364
               8,000            8,000  Toto, Ltd.                                                       38,150       38,150
                                                                                                                 -----------
                                                                                                                    113,223
                                                                                                                 -----------
                          Pharmaceuticals
   4,000                        4,000  Chugai Pharmaceutical Company, Ltd.                 46,360                    46,360
               1,000            1,000  Ono Pharmaceutical Company, Ltd.                                 30,063       30,063
   1,000                        1,000  Takeda Chemical Industries, Ltd.                    45,246                    45,246
                                                                                                                 -----------
                                                                                                                     121,669
                                                                                                                 -----------
                          Retail/Wholesale
     100                          100  Fast Retailing Company, Ltd.                         8,897                     8,897
                                                                                                                 -----------
                          Telecommunications
                   8                8  Nippon Telegraph and Telephone Corp.                             26,064       26,064
       3                            3  NTT Mobile Communications, Inc.                     35,251                    35,251
                                                                                                                 -----------
                                                                                                                     61,315
                                                                                                                 -----------
                          Transportation
              12,000           12,000  Nippon Express Company, Ltd.                                     40,745       40,745
                                                                                                                 -----------
                                                                                                                    872,480
                                                                                                                 -----------
                          Netherlands
                          Banking/Financial Services
               2,800            2,800  ING Groep NV                                                     71,401       71,401
   3,190                        3,190  ING Groep NV, ADR                                   81,186                    81,186
                                                                                                                 -----------
                                                                                                                    152,587
                                                                                                                 -----------
                          Chemicals
                 600              600  Akzo Nobel NV                                                    26,791       26,791
                                                                                                                 -----------
                          Electronics
   2,310       2,000            4,310  Koninklijke (Royal) Philips Electronics NV          68,038       59,442      127,480
                                                                                                                 -----------
                          Food
   2,860                        2,860  Koninklijke Ahold NV, ADR                           84,055                    84,055
                                                                                                                 -----------
                          Oil/Gas
               1,120            1,120  IHC Caland NV                                                    52,354       52,354
     660                          660  Royal Dutch Petroleum Co., ADR                      32,353                    32,353
                                                                                                                 -----------
                                                                                                                     84,707
                                                                                                                 -----------
                          Publishing
               2,780            2,780  Wolters Kluwer NV, CVA Shares                                    63,366       63,366
                                                                                                                 -----------
                          Services
               1,900            1,900  Imtech NV                                                        35,560       35,560
                                                                                                                 -----------
                          Transportation
   1,320                        1,320  TNT Post Group NV                                   28,560                    28,560
                                                                                                                 -----------
                                                                                                                    603,106
                                                                                                                 -----------
                          New Zealand
                          Telecommunications
              20,470           20,470  Telecom Corporation of New Zealand, Ltd.                         42,619       42,619
                                                                                                                 -----------
                          Norway
                          Manufacturing
                 900              900  Norsk Hydro ASA                                                  37,729       37,729
                                                                                                                 -----------
                          Oil/Gas
   5,000                        5,000  Statoil ASA *                                       34,284                    34,284
                                                                                                                 -----------
                                                                                                                     72,013
                                                                                                                 -----------
                  USAZ                                                                                  USAZ
    AZOA       TEMPLETON                                                               AZOA          TEMPLETON
   GLOBAL      DEVELOPED                                                               GLOBAL        DEVELOPED   COMBINED
Opportunities  MARKETS     COMBINED                                                OPPORTUNITIES       MARKETS    MARKET
   Fund         FUND        SHARES     DESCRIPTION                                      FUND            FUND       VALUE
------------- ----------- ----------   --------------------------------             -------------  ------------  ---------
                          Singapore
                          Media
     300                          300  Singapore Press Holdings                             3,542                     3,542
                                                                                                                 -----------
                          Spain
                          Electric Utilities
               2,700            2,700  Endesa SA                                                        42,239       42,239
               5,500            5,500  Iberdrola SA                                                     71,595       71,595
                                                                                                                 -----------
                                                                                                                    113,834
                                                                                                                 -----------
                          Oil/Gas
               4,680            4,680  Repsol-YPF SA                                                    68,255       68,255
                                                                                                                 -----------
                          Telecommunications
               3,500            3,500  Telefonica SA                                                    46,838       46,838
                                                                                                                 -----------
                                                                                                                    228,927
                                                                                                                 -----------
                          Sweden
                          Automobiles
               2,800            2,800  Volvo AB, B Shares                                               46,979       46,979
                                                                                                                 -----------
                          Banking/Financial Services
               4,880            4,880  ForeningsSparbanken AB                                           60,479       60,479
              11,340           11,340  Nordea AB                                                        59,999       59,999
                                                                                                                 -----------
                                                                                                                    120,478
                                                                                                                 -----------
                                                                                                                    167,457
                                                                                                                 -----------
                          Switzerland
                          Banking/Financial Services
   1,570       1,000            2,570  UBS AG, Registered Shares                           79,242       50,473      129,715
                                                                                                                 -----------
                          Building Materials
     220                          220  Holcim, Ltd., Class B                               47,438                    47,438
                                                                                                                 -----------
                          Food
     170                          170  Sfr Nestle SA, Class B                              36,247                    36,247
                                                                                                                 -----------
                          Household
       2                            2  Givaudan SA                                            610                       610
                                                                                                                 -----------
                          Insurance
     682         700             1382  Swiss Re, Registered Shares                         68,598       70,410      139,008
                                                                                                                 -----------
                          Pharmaceuticals
   1,620                        1,620  Novartis AG                                         58,544                    58,544
                                                                                                                 -----------
                                                                                                                    411,562
                                                                                                                 -----------
                          United Kingdom
                          Aerospace/Defense
              18,110           18,110  BAE Systems plc                                                  81,510       81,510
              17,500           17,500  Rolls-Royce plc                                                  42,280       42,280
                                                                                                                 -----------
                                                                                                                    123,790
                                                                                                                 -----------
                          Banking/Financial Services
   2,200                        2,200  Abbey National plc                                  31,347                    31,347
               4,400            4,400  HSBC Holdings plc, Hong Kong Registered Shares                   51,489       51,489
   8,360       4,300           12,660  Lloyds TSB Group plc                                90,403       46,499      136,902
                                                                                                                 -----------
                                                                                                                    219,738
                                                                                                                 -----------
                          Chemicals
               4,800            4,800  Imperial Chemical Industries plc                                 26,390       26,390
                                                                                                                 -----------
                          Electric Utilities
               8,200            8,200  Innogy Holdings plc                                              22,884       22,884
                                                                                                                 -----------
                          Food
               4,500            4,500  J Sainsbury plc                                                  24,036       24,036
              16,200           16,200  Northern Foods plc                                               38,196       38,196
  22,000                       22,000  Tesco                                               79,567                    79,567
                                                                                                                 -----------
                                                                                                                    141,799
                                                                                                                 -----------
                          Health Care
               5,400            5,400  Amersham plc                                                     51,133       51,133
                                                                                                                 -----------
                          Insurance
   7,700                        7,700  Friends Provident plc *                             22,301                    22,301
   3,000                        3,000  Prudential plc                                      34,471                    34,471
                                                                                                                 -----------
                                                                                                                     56,772
                                                                                                                 -----------
                          Manufacturing
              25,000           25,000  Invensys plc                                                     43,844       43,844
                                                                                                                 -----------
                          Media
   3,410                        3,410  Pearson plc                                         39,083                    39,083
                                                                                                                 -----------
                          Metals/Mining
   2,200                        2,200  Rio Tinto plc                                       42,105                    42,105
                                                                                                                 -----------
                          Oil/Gas
               6,600            6,600  Shell Transport & Trading Company plc                            45,651       45,651
                                                                                                                 -----------
                          Pharmaceuticals
                  USAZ                                                                                  USAZ
    AZOA       TEMPLETON                                                               AZOA          TEMPLETON
   GLOBAL      DEVELOPED                                                               GLOBAL        DEVELOPED   COMBINED
Opportunities  MARKETS     COMBINED                                                OPPORTUNITIES       MARKETS    MARKET
   Fund         FUND        SHARES     DESCRIPTION                                      FUND            FUND       VALUE
------------- ----------- ----------   --------------------------------             -------------  ------------  ---------
1,970                        1,970  GlaxoSmithKline plc                                 49,373                    49,373
                                                                                                                 -----------
                          Publishing
               7,700            7,700  United Business Media plc                                        53,400       53,400
                                                                                                                 -----------
                          Retail/Wholesale
              11,400           11,400  Marks & Spencer plc                                              60,560       60,560
   5,500       6,500           12,000  Unilever plc                                        44,827       52,977       97,804
                                                                                                                 -----------
                                                                                                                    158,364
                                                                                                                 -----------
                          Services
              14,400           14,400  Hays plc                                                         43,855       43,855
              42,460           42,460  Kidde plc                                                        41,713       41,713
   3,190                        3,190  WPP Group plc                                       35,099                    35,099
                                                                                                                 -----------
                                                                                                                    120,667
                                                                                                                 -----------
                          Telecommunications
              12,660           12,660  Cable & Wireless plc                                             60,757       60,757
  35,200                       35,200  Vodafone Group plc                                  91,960                    91,960
                                                                                                                 -----------
                                                                                                                    152,717
                                                                                                                 -----------
                          Transportation
              30,300           30,300  Stagecoach Group plc                                             32,192       32,192
                                                                                                                 -----------
                                                                                                                  1,379,902
                                                                                                                 -----------
                          United States
                          Aerospace/Defense
   1,045                        1,045  United Technologies Corp.                           67,538                    67,538
                                                                                                                 -----------
                          Analytical Instruments
   1,100                        1,100  Waters Corp. *                                      42,625                    42,625
                                                                                                                 -----------
                          Banking/Financial Services
   3,410                        3,410  Citigroup, Inc.                                    172,136                   172,136
   1,155                        1,155  Fannie Mae                                          91,823                    91,823
     797                          797  FleetBoston Financial Corp.                         29,091                    29,091
   1,375                        1,375  Mellon Financial Corp.                              51,728                    51,728
     550                          550  Merrill Lynch & Co.                                 28,666                    28,666
     685                          685  State Street Corp.                                  35,791                    35,791
   3,960                        3,960  U.S. Bancorp                                        82,883                    82,883
   1,980                        1,980  Wells Fargo & Co.                                   86,031                    86,031
                                                                                                                 -----------
                                                                                                                    578,149
                                                                                                                 -----------
                          Beverages
   1,100                        1,100  PepsiCo, Inc.                                       53,559                    53,559
                                                                                                                 -----------
                          Building Materials
   1,650                        1,650  Lowe's Companies, Inc.                              76,577                    76,577
                                                                                                                 -----------
                          Computers
   3,300                        3,300  Compaq Computer Corp.                               32,208                    32,208
   1,018                        1,018  International Business Machines Corp.              123,136                   123,136
   1,760                        1,760  Microsoft Corp. *                                  116,600                   116,600
   2,860                        2,860  Oracle Corp. *                                      39,497                    39,497
   1,430                        1,430  PeopleSoft, Inc. *                                  57,486                    57,486
   1,030                        1,030  Symantec Corp. *                                    68,320                    68,320
   1,017                        1,017  VERITAS Software Corp. *                            45,592                    45,592
                                                                                                                 -----------
                                                                                                                    482,839
                                                                                                                 -----------
                          Diversified
     852                          852  ITT Industries, Inc.                                43,026                    43,026
                                                                                                                 -----------
                          Electric Utilities
   1,540                        1,540  AES Corp. *                                         25,179                    25,179
     688                          688  Dominion Resources, Inc.                            41,349                    41,349
                                                                                                                 -----------
                                                                                                                     66,528
                                                                                                                 -----------
                          Electronics
     357                          357  Intel Corp.                                         11,228                    11,228
     660                          660  NVIDIA Corp. *                                      44,154                    44,154
   2,200                        2,200  Taiwan Semiconductor Manufacturing Company, Ltd.,   37,774                    37,774
                                       ADR                                                                       -----------
                                                                                                                     93,156
                                                                                                                 -----------
                          Food
   1,430                        1,430  Kraft Foods, Inc.                                   48,663                    48,663
   1,540                        1,540  Safeway, Inc. *                                     64,295                    64,295
   2,035                        2,035  SYSCO Corp.                                         53,358                    53,358
                                                                                                                 -----------
                                                                                                                    166,316
                                                                                                                 -----------
                          Insurance
     550                          550  American International Group, Inc.                  43,670                    43,670
                                                                                                                 -----------
                          Manufacturing
     770                          770  American Standard Companies, Inc. *                 52,537                    52,537
     660                          660  Danaher Corp.                                       39,805                    39,805
   3,520                        3,520  General Electric Co.                               141,081                   141,081
   2,180                        2,180  Tyco International, Ltd.                           128,401                   128,401
                                                                                                                 -----------
                                                                                                                    361,824
                                                                                                                 -----------
                          Media
     935                          935  AOL Time Warner, Inc. *                             30,014                    30,014
                                                                                                                 -----------
                 USAZ                                                                                  USAZ
    AZOA       TEMPLETON                                                               AZOA          TEMPLETON
   GLOBAL      DEVELOPED                                                               GLOBAL        DEVELOPED   COMBINED
Opportunities  MARKETS     COMBINED                                                OPPORTUNITIES       MARKETS    MARKET
   Fund         FUND        SHARES     DESCRIPTION                                      FUND            FUND       VALUE
------------- ----------- ----------   --------------------------------             -------------  ------------  ---------
                          Metals/Mining
   1,650                        1,650  Alcoa, Inc.                                         58,658                    58,658
                                                                                                                 -----------
                          Oil/Gas
   4,400                        4,400  Exxon Mobil Corp.                                  172,919                   172,919
   1,265                        1,265  Praxair, Inc.                                       69,891                    69,891
   1,210                        1,210  Schlumberger, Ltd.                                  66,490                    66,490
                                                                                                                 -----------
                                                                                                                    309,300
                                                                                                                 -----------
                          Pharmaceuticals
   1,100                        1,100  Abbott Laboratories                                 61,325                    61,325
   1,100                        1,100  AmerisourceBergen Corp.                             69,905                    69,905
     800                          800  Eli Lilly & Co.                                     62,832                    62,832
     413                          413  Genentech, Inc. *                                   22,405                    22,405
     550                          550  Merck & Company, Inc.                               32,340                    32,340
   3,135                        3,135  Pfizer, Inc.                                       124,929                   124,929
   2,090                        2,090  Pharmacia Corp.                                     89,139                    89,139
                                                                                                                 -----------
                                                                                                                    462,875
                                                                                                                 -----------
                          Retail/Wholesale
     935                          935  Costco Wholesale Corp. *                            41,495                    41,495
   1,540                        1,540  CVS Corp.                                           45,584                    45,584
     880                          880  Home Depot, Inc.                                    44,889                    44,889
   1,210                        1,210  Wal-Mart Stores, Inc.                               69,636                    69,636
                                                                                                                 -----------
                                                                                                                    201,604
                                                                                                                 -----------
                          Services
     935                          935  Electronic Data Systems Corp.                       64,094                    64,094
     743                          743  Omnicom Group                                       66,387                    66,387
                                                                                                                 -----------
                                                                                                                    130,481
                                                                                                                 -----------
                          Telecommunications
   1,155                        1,155  Qualcomm, Inc. *                                    58,328                    58,328
   1,155                        1,155  Qwest Communications International, Inc.            16,320                    16,320
   1,980                        1,980  SBC Communications, Inc.                            77,557                    77,557
   3,190                        3,190  Verizon Communications, Inc.                       151,396                   151,396
   4,070                        4,070  WorldCom, Inc. - WorldCom Group *                   57,306                    57,306
                                                                                                                 -----------
                                                                                                                    360,907
                                                                                                                 -----------
                          Tobacco
   2,200                        2,200  Phillip Morris Companies, Inc.                     100,870                   100,870
                                                                                                                 -----------
                                                                                                                  3,730,516
                                                                                                                 -----------
                          Total Common Stocks                                                                     10,717,250
                                                                                                                 -----------
                          WARRANT
     990                          990  Vivendi Environnement - CW06                           405                       405
                                                                                                                 -----------
                          INVESTMENT COMPANY
 273,882                      273,882  Valiant Sweep Account                              273,882                   273,882
                                                                                                                 -----------
                          U.S. GOVERNMENT SPONSORED ENTERPRISE
                          Federal Home Loan Mortgage Corporation
$100,000                    $ 100,000     1.73%, 01/10/02                                  99,962                    99,962
                                                                                                                 -----------
                          Total Investments (Cost $11,145,673) (a)                       7,071,568    4,019,931   11,091,499
                          Other assets in excess of liabilities                             (4,953)   1,303,894    1,298,941
                                                                                       -----------  -----------  -----------
                          Net Assets                                                   $ 7,066,615  $ 5,323,825  $12,390,440
                                                                                       ===========  ===========  ===========
------------

 * Non-income producing security.
ADR - American Depository Receipt.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


       Unrealized appreciation.............             $567,650
       Unrealized depreciation.............             (621,824)
                                                       ----------
       Net unrealized depreciation.........             $(54,174)
                                                       ==========


       See accompanying notes to the pro forma financial statements.

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                     Notes to Pro Forma Financial Statements
                                   (Unaudited)

1.       BASIS OF COMBINATION:

         The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of six investment portfolios offered by the USAllianz Variable Insurance Products Trust (the " USAllianz Trust"): USAZ Strategic Growth Fund, USAZ Van Kampen Aggressive Growth Fund, AZOA Global Opportunities Fund, USAZ Templeton Developed Markets Fund, AZOA Growth Fund and USAZ Van Kampen Emerging Growth, (collectively, the "Funds" and individually a "Fund") as if the proposed reorganization occurred as of and for the periods ended December 31, 2001. These statements have been derived from books and records utilized in calculating daily net asset value at December 31, 2001.

         The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the applicable USAllianz Trust Fund (Predecessor Fund) will become the assets and liabilities of the corresponding USAllianz Trust Fund (Survivor Fund) as follows:

  PREDECESSOR FUNDS                  SURVIVOR FUNDS
  USAZ Strategic Growth Fund         USAZ Van Kampen Aggressive Growth Fund
  AZOA Global Opportunities Fund     USAZ Templeton Developed Markets Fund AZOA
  Growth Fund                        USAZ Van Kampen Emerging Growth Fund

         In exchange for the transfer of assets and liabilities, the Company will issue to the Predecessor Funds full and fractional shares of the corresponding Survivor Funds, and the Predecessor Funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the Survivor Funds so issued will be equal in value to the full and fractional shares of the Predecessor Funds that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of Predecessor Funds will attach to the Survivor Funds and may thereafter be enforced against the Survivor Funds to the same extent as if the Survivor Funds had incurred them. The pro forma statements give effect to the proposed transfer described above.

         Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the Survivor Funds, of the assets of the Predecessor Funds will be the fair market value of such assets on the Closing Date of the Reorganization. The Survivor Funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the Survivor Funds of the assets of the Predecessor Funds received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the Survivor Funds in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the Survivor Funds shares issued, and such costs.

         For accounting purposes, the Survivor Funds are the surviving portfolios of this Reorganization. The pro forma statements reflect the combined results of operations of the Predecessor Funds and the Survivor Funds. However, should such Reorganization be effected, the statements of operations of the Survivor Funds will not be restated for pre-combination period results of the corresponding Predecessor Funds.

         The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

         The Funds are each separate portfolios of the USAllianz Variable Insurance Products Trust, which is registered as an open-end management company under the Investment Company Act of 1940, as amended.

         EXPENSES

         USAllianz Advisers, LLC (the "Adviser") provides investment advisory and management services for the USAZ Strategic Growth Fund, USAZ Van Kampen Aggressive Growth Fund, USAZ Templeton Developed Markets Fund and the USAZ Van Kampen Emerging Growth Fund. Allianz of America, Inc. serves as the investment advisor for the AZOA Global Opportunities Fund and the AZOA Growth Fund. Van Kampen Asset Management, Inc. serves as sub-investment advisor to the USAZ Strategic Growth Fund and the USAZ Van Kampen Emerging Growth Fund. Van Kampen Investment Advisory Corp. serves as sub-investment advisor to the USAZ Van Kampen Aggressive Growth Fund. Templeton Investment Counsel, LLC serves as sub-investment advisor to the USAZ Templeton Developed Markets Fund. BISYS Fund Services Ohio, Inc. ("BISYS") serves as the administrator, transfer agent and mutual fund accountant for USAllianz Trust. BISYS is a subsidiary of The BISYS Group, Inc.

USAllianz Trust:

         The Adviser, for its services, receives a fee, computed daily and paid monthly, based on the respective average daily net assets of each Fund. Each sub-investment advisor provides investment advisory services for their respective Funds subject to the general supervision of the Board of Trustees and the Adviser. For their services, each sub-investment advisor is entitled to a fee, payable by the Adviser. The Adviser has contractually agreed to waive fees and reimburse the Funds it manages to limit the annual expenses of each Fund, based on the respective daily net assets of each Fund. For the year or period ended December 31, 2001, the annual rate of the Adviser and the annual expense limits were as follows:
                                          Annual Rate      Expenses Limit

USAZ Strategic Growth Fund                      0.95%               1.10%
AZOA Global Opportunities Fund                  0.95%               1.50%
AZOA Growth Fund                                0.75%               0.90%
USAZ Van Kampen Aggressive Growth Fund          0.90%               1.25%
USAZ Templeton Developed Markets Fund          0.875%               1.25%
USAZ Van Kampen Emerging Growth Fund            0.85%               1.10%

         Under the terms of the administration agreement, BISYS's fees are computed at an annual rate of 0.10% of each Fund's daily average net assets subject to an annual minimum fee of $70,000.

         PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

         The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Funds were combined for the periods ended December 31, 2001. Investment advisory, administration and 12b-1 fees in the pro forma combined column are calculated at the projected rates in effect for the Survivor Funds based upon the combined net assets of the corresponding Predecessor Funds and the Survivor Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

         The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at December 31, 2001.


2.  PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME:

         Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting on the behalf of the Board of Trustees. These persons may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations.

         The accounting records of the AZOA Global Opportunities and USAZ Templeton Developed Markets Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

         Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS.

         (1)        Agreement and Declaration of Trust dated July 13, 1999.(1)

         (2)        By-Laws.(1)

         (3)        Not applicable.

         (4) Form of Agreement and Plan of Reorganization. (Included as Appendix A to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)

         (5)        See (1) above.

         (6)(a) Investment Advisory Agreement with Allianz of America dated October 27, 1999.(2)

         (6)(b) Investment Management Agreement with USAllianz Advisors, LLC dated May 1, 2001.(6)

         (6)(c) Form of Schedule A to Investment Management Agreement with USAllianz Advisors, LLC as amended and restated effective May 1, 2002.(7)

         (6)(d) Form of Portfolio Management Agreement with Van Kampen Asset Management Inc.(5)

         (6)(e) Form of Portfolio Management Agreement with Van Kampen Investment Advisory Corp.(5)

         (6)(f) Form of Interim Portfolio Management Agreement with Van Kampen Asset Management, Inc.(6)

         (6)(g) Form of Portfolio Management Agreement with Alliance Capital Management L.P.(6)

         (6)(h)     Form of Portfolio Management Agreement with PIMCO
                    Advisors.(6)

         (6)(i) Form of Portfolio Management Agreement with Templeton Investment Counsel.(6)

         (6)(j) Form of Portfolio Management Agreement with A I M Advisors, Inc.(8)

         (6)(k)     Form of Portfolio Management Agreement with
                    OppenheimerFunds, Inc.(8)

         (6)(l) Form of Sub-Sub-Advisory Agreement between A I M Capital Management, Inc. and H.S. Dent Advisors Inc.(7)

         (7)(a)     Distribution Agreement dated October 27, 1999.(2)

         (7)(b)     Participation Agreements dated October 6, 1999.(5)

         (8)        Not applicable.

         (9)        Custody Agreement dated October 6, 1999.(2)

         (10)       Rule 12b-1 Plan of Distribution.(2)

         *(11) Opinion and consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered.

         **(12) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters.

         (13)(a)    Services Agreement dated October 6, 1999.(2)

         (13)(b)    Expense Limitation Agreement dated May 1, 2001.(5)

         (13)(c)    Expense Limitation Agreement.(6)

         (13)(d)    Expense Limitation Agreement dated May 1, 2002.(8)

         *(14)(a) Consent of KPMG LLP with respect to financial statements of the Registrant.

         *(14)(b) Consent of PricewaterhouseCoopers LLP with respect to financial statements of PIMCO Variable Insurance Trust.

         (15)       Not applicable.

         *(16)      Powers of attorney.

         *(17)(a)   Form of contract holder voting instructions.

         *(17)(b) VIP Trust Prospectus dated May 1, 2002 for shares of the VIP Trust.

         *(17)(c) PVIT Trust Prospectus dated May 1, 2002 for shares of the PVIT Trust.

         *(17)(d) VIP Trust Annual Report for the year ended December 31, 2001.

         *(17)(e) PVIT Trust Annual Report for the year ended December 31, 2001.

         ----------------------------------

         *     Filed herewith.

         ** To be filed by amendment.

         (1) Filed as an exhibit to Registrant's Registration Statement on Form N-1A (File No. 333-83423) on July 21, 1999, and incorporated herein by reference.

         (2) Filed as an exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-83423) on October 26, 1999, and incorporated herein by reference.

         (3) Filed as an exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-83423) on April 20, 2000, and incorporated herein by reference.

         (4) Filed as an exhibit to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-83423) on February 15, 2001, and incorporated herein by reference.

         (5) Filed as an exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-83423) on April 20, 2001, and incorporated herein by reference.

         (6) Filed as an exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 333-83423) on October 24, 2001, and incorporated herein by reference.

         (7) Filed as an exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 333-83423) on January 30, 2002, and incorporated herein by reference.

         (8) Filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 333-83423) on April 9, 2002, and incorporated herein by reference.

ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Golden Valley, and the state of Minnesota on the 23rd day of August, 2002.

                             USAllianz Variable Insurance Products Trust

                             By   /s/ CHRISTOPHER PINKERTON
                                  -------------------------
                             Name:    Christopher Pinkerton
                             Title:   Chairman of the Board and President

                  As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                          Date

/s/ CHRISTOPHER PINKERTON       Chairman of the Board and     August 23, 2002
-------------------------
Christopher Pinkerton*          President

/s/ STEVEN D. PIERCE            Treasurer(principal financial August 23, 2002
--------------------            and accounting officer)
Steven D. Pierce


/s/ HARRISON CONRAD             Trustee                       August 23, 2002
-------------------
Harrison Conrad*


/s/ ROGER A. GELFENBEIN         Trustee                       August 23, 2002
-----------------------
Roger A. Gelfenbein*


/s/ ARTHUR C. REEDS III         Trustee                       August 23, 2002
-----------------------
Arthur C. Reeds III*


*        By: /s/ STEWART GREGG
             -----------------
         Stewart Gregg, as attorney-in-fact

*        Pursuant to powers of attorney filed herewith.

                                    EXHIBITS

                                       TO

                                    FORM N-14

                     USAllianz Variable Insurance Products Trust

                                INDEX TO EXHIBITS


EXHIBIT


EX-99.11   Opinion and consent of Counsel
EX-99.14a  Auditor Consent - KPMG
EX-99.14b  Auditor Consent - PWC
EX-99.16   Powers of Attorney
EX-99.17a  Form of Contract Owner Voting Instructions
EX-99.17b  VIP Trust Prospectus May 1, 2002
EX-99.17c  PVIT Trust Prospectus May 1, 2002
EX-99.17d  VIP Trust Annual Report Dec 31, 2001
EX-99.17e  PVIT Trust Annual Report Dec 31, 2001